UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 9 of its series.

Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund. Each series has a December 31 fiscal year end.

Date of reporting period: September 30, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 99.89%
Consumer Discretionary : 18.87%
Auto Components : 1.21%
Gentherm Incorporated †	38,800	$1,638,524

Distributors : 1.95%
LKQ Corporation †	99,024	2,633,048

Diversified Consumer Services : 1.15%
Bright Horizons Family Solutions Incorporated †	36,900	1,552,014

Hotels, Restaurants & Leisure : 3.14%
Domino’s Pizza Incorporated	28,100	2,162,576
Extended Stay America Incorporated	36,283	861,358
Krispy Kreme Doughnuts Incorporated †	70,900	1,216,644
		4,240,578

Internet & Catalog Retail : 1.74%
HomeAway Incorporated †	36,600	1,299,300
Vipshop Holdings Limited ADS †«	5,600	1,058,456
		2,357,756

Leisure Products : 1.51%
Polaris Industries Incorporated	13,600	2,037,144

Media : 1.49%
Cinemark Holdings Incorporated	59,000	2,008,360

Specialty Retail : 3.44%
Advance Auto Parts Incorporated	12,489	1,627,317
Lithia Motors Incorporated Class A	19,400	1,468,386
Restoration Hardware Holdings Incorporated †«	19,445	1,546,850
		4,642,553

Textiles, Apparel & Luxury Goods : 3.24%
Carter’s Incorporated	21,700	1,679,765
Kate Spade & Company †	41,113	1,078,394
Under Armour Incorporated Class A †	23,500	1,623,850
		4,382,009

Consumer Staples : 2.11%
Beverages : 2.11%
Constellation Brands Incorporated Class A †	32,800	2,858,848

Energy : 4.73%
Energy Equipment & Services : 1.01%
Nabors Industries Limited	59,800	1,361,048

Oil, Gas & Consumable Fuels : 3.72%
Delek US Holdings Incorporated	38,100	1,261,872
Diamondback Energy Incorporated †	22,400	1,675,072
Rice Energy Incorporated †	29,800	792,680
Sanchez Energy Corporation †«	49,322	1,295,196
		5,024,820

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name	Shares	Value
Financials : 7.19%
Banks : 2.75%
First Republic Bank	37,900	$1,871,502
Texas Capital Bancshares Incorporated †	31,824	1,835,608
		3,707,110

Capital Markets : 2.94%
Affiliated Managers Group Incorporated †	9,700	1,943,492
SEI Investments Company	56,200	2,032,192
		3,975,684

Insurance : 0.33%
eHealth Incorporated †	18,700	451,231

REITs : 1.17%
CBS Outdoor Americas Incorporated	52,653	1,576,431

Health Care : 19.62%
Biotechnology : 7.37%
Alkermes plc †	39,500	1,693,365
Alnylam Pharmaceuticals Incorporated †	18,500	1,444,850
BioMarin Pharmaceutical Incorporated †	21,067	1,520,195
Cepheid Incorporated †	41,365	1,821,301
Novavax Incorporated †«	171,734	716,131
NPS Pharmaceuticals Incorporated †	23,555	612,430
Puma Biotechnology Incorporated †	9,000	2,147,130
		9,955,402

Health Care Equipment & Supplies : 4.14%
Cooper Companies Incorporated	15,600	2,429,700
DexCom Incorporated †	28,463	1,138,235
Wright Medical Group Incorporated †	67,021	2,030,736
		5,598,671

Health Care Providers & Services : 3.61%
Envision Healthcare Holdings Incorporated †	57,858	2,006,515
MEDNAX Incorporated †	27,300	1,496,586
VCA Antech Incorporated †	35,000	1,376,550
		4,879,651

Health Care Technology : 1.25%
athenahealth Incorporated †	12,800	1,685,632

Pharmaceuticals : 3.25%
GW Pharmaceuticals plc ADR †«	7,100	574,035
Jazz Pharmaceuticals plc †	15,500	2,488,680
Salix Pharmaceuticals Limited †	8,500	1,328,040
		4,390,755

Industrials : 23.22%
Aerospace & Defense : 2.09%
B/E Aerospace Incorporated †	16,100	1,351,434
DigitalGlobe Incorporated †	51,394	1,464,729
		2,816,163

Airlines : 2.46%
Copa Holdings SA Class A	11,800	1,266,022

2

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Airlines (continued)
Spirit Airlines Incorporated †	29,700	$2,053,458
		3,319,480

Construction & Engineering : 1.54%
Quanta Services Incorporated †	57,500	2,086,675

Electrical Equipment : 2.68%
Acuity Brands Incorporated	15,600	1,836,276
Sensata Technologies Holding NV †	39,968	1,779,775
		3,616,051

Industrial Conglomerates : 1.44%
Carlisle Companies Incorporated	24,157	1,941,740

Machinery : 5.41%
Graco Incorporated	16,167	1,179,868
Proto Labs Incorporated †	22,100	1,524,900
Snap-on Incorporated	14,672	1,776,486
Wabtec Corporation	34,900	2,828,296
		7,309,550

Professional Services : 3.09%
IHS Incorporated Class A †	22,644	2,834,802
Towers Watson & Company Class A	13,500	1,343,250
		4,178,052

Road & Rail : 3.27%
Old Dominion Freight Line Incorporated †	40,800	2,882,112
Swift Transportation Company †	73,098	1,533,596
		4,415,708

Trading Companies & Distributors : 1.24%
United Rentals Incorporated †	15,100	1,677,610

Information Technology : 20.14%
Electronic Equipment, Instruments & Components : 3.36%
Cognex Corporation †	46,200	1,860,474
FEI Company	20,000	1,508,400
FLIR Systems Incorporated	37,200	1,165,848
		4,534,722

Internet Software & Services : 5.47%
Alibaba Group Holding Limited ADR †	2,615	232,343
Cornerstone OnDemand Incorporated †	47,200	1,624,152
CoStar Group Incorporated †	12,379	1,925,430
Shutterstock Incorporated †«	25,701	1,834,537
Yelp Incorporated †	26,018	1,775,729
		7,392,191

IT Services : 2.78%
Euronet Worldwide Incorporated †	29,800	1,424,142
Vantiv Incorporated Class A †	75,553	2,334,588
		3,758,730

Semiconductors & Semiconductor Equipment : 0.17%
Veeco Instruments Incorporated †	6,468	226,057

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name			Shares	Value
Software : 6.46%
Aspen Technology Incorporated †			26,421	$996,600
Fleetmatics Group plc †«			48,429	1,477,085
Guidewire Software Incorporated †			47,900	2,123,886
ServiceNow Incorporated †			35,986	2,115,257
Tableau Software Incorporated Class A †			27,715	2,013,495
				8,726,323

Technology Hardware, Storage & Peripherals : 1.90%
Nimble Storage Incorporated †«			53,000	1,376,410
Stratasys Limited †«			9,828	1,187,026
				2,563,436

Materials : 1.57%
Chemicals : 1.57%
W.R. Grace & Company †			23,300	2,118,902

Telecommunication Services : 2.44%
Wireless Telecommunication Services : 2.44%
SBA Communications Corporation Class A †			29,684	3,291,953

Total Common Stocks (Cost $118,080,463)				134,930,612

		Yield
Short-Term Investments : 7.70%
Investment Companies : 7.70%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	935,631	935,631
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11	9,473,075	9,473,075
Total Short-Term Investments (Cost $10,408,706)				10,408,706

Total investments in securities (Cost $128,489,169)*	107.59%			145,339,318
Other assets and liabilities, net	(7.59)			(10,258,922)

Total net assets	100.00%			$135,080,396

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $128,713,760 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,788,897
Gross unrealized losses	(5,163,339)

Net unrealized gains	$16,625,558

4

Wells Fargo Advantage VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$25,491,986	$0	$0	$25,491,986
Consumer staples	2,858,848	0	0	2,858,848
Energy	6,385,868	0	0	6,385,868
Financials	9,710,456	0	0	9,710,456
Health care	26,510,111	0	0	26,510,111
Industrials	31,361,029	0	0	31,361,029
Information technology	27,201,459	0	0	27,201,459
Materials	2,118,902	0	0	2,118,902
Telecommunication services	3,291,953	0	0	3,291,953
Short-term investments
Investment companies	935,631	9,473,075	0	10,408,706

Total assets	$135,866,243	$9,473,075	$0	$145,339,318

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 58.96%
Consumer Discretionary : 6.90%
Auto Components : 0.22%
BorgWarner Incorporated	680	$35,775
Delphi Automotive plc	892	54,715
Johnson Controls Incorporated	1,985	87,340
The Goodyear Tire & Rubber Company	819	18,497
		196,327
Automobiles : 0.38%
Ford Motor Company	11,560	170,972
General Motors Company	4,018	128,335
Harley-Davidson Incorporated	647	37,655
		336,962
Distributors : 0.05%
Genuine Parts Company	456	39,996
Diversified Consumer Services : 0.03%
H&R Block Incorporated	820	25,428
Hotels, Restaurants & Leisure : 0.96%
Carnival Corporation	1,342	53,908
Chipotle Mexican Grill Incorporated †	92	61,326
Darden Restaurants Incorporated «	394	20,275
Marriott International Incorporated Class A	648	45,295
McDonald’s Corporation	2,927	277,509
Starbucks Corporation	2,239	168,955
Starwood Hotels & Resorts Worldwide Incorporated	569	47,346
Wyndham Worldwide Corporation	373	30,310
Wynn Resorts Limited	242	45,273
Yum! Brands Incorporated	1,310	94,294
		844,491
Household Durables : 0.22%
D.R. Horton Incorporated	987	20,253
Garmin Limited «	362	18,820
Harman International Industries Incorporated	202	19,804
Leggett & Platt Incorporated	409	14,282
Lennar Corporation	530	20,580
Mohawk Industries Incorporated †	184	24,807
Newell Rubbermaid Incorporated	815	28,044
Pulte Homes Incorporated	1,008	17,801
Whirlpool Corporation	232	33,791
		198,182
Internet & Catalog Retail : 0.77%
Amazon.com Incorporated †	1,129	364,035
Expedia Incorporated	295	25,848
Netflix Incorporated †	179	80,761
The Priceline Group Incorporated †	156	180,738
TripAdvisor Incorporated †	331	30,260
		681,642
Leisure Products : 0.06%
Hasbro Incorporated	342	18,808

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Leisure Products (continued)
Mattel Incorporated	1,006	$30,834
		49,642
Media : 2.07%
Cablevision Systems Corporation New York Group Class A	645	11,294
CBS Corporation Class B	1,444	77,254
Comcast Corporation Class A	7,714	414,859
DIRECTV Group Incorporated †	1,497	129,520
Discovery Communications Incorporated Class A	441	16,670
Discovery Communications Incorporated Class C †	813	30,309
Gannett Company Incorporated	672	19,938
Interpublic Group of Companies Incorporated	1,256	23,010
News Corporation Class A †	1,484	24,263
Omnicom Group Incorporated	748	51,507
Scripps Networks Interactive Incorporated	309	24,130
The Walt Disney Company	4,706	418,975
Time Warner Cable Incorporated	830	119,097
Time Warner Incorporated	2,547	191,560
Twenty-First Century Fox Incorporated	5,614	192,504
Viacom Incorporated Class B	1,134	87,250
		1,832,140
Multiline Retail : 0.40%
Dollar General Corporation †	904	55,243
Dollar Tree Incorporated †	612	34,315
Family Dollar Stores Incorporated	285	22,013
Kohl’s Corporation	609	37,167
Macy’s Incorporated	1,051	61,147
Nordstrom Incorporated	425	29,057
Target Corporation	1,888	118,340
		357,282
Specialty Retail : 1.25%
AutoNation Incorporated †	233	11,722
AutoZone Incorporated †	96	48,927
Bed Bath & Beyond Incorporated †	601	39,564
Best Buy Company Incorporated	865	29,055
CarMax Incorporated †	653	30,332
GameStop Corporation Class A «	335	13,802
Gap Incorporated	816	34,019
L Brands Incorporated	731	48,962
Lowe’s Companies Incorporated	2,942	155,691
O’Reilly Automotive Incorporated †	309	46,461
PetSmart Incorporated	296	20,747
Ross Stores Incorporated	625	47,238
Staples Incorporated	1,921	23,244
The Home Depot Incorporated	4,012	368,061
Tiffany & Company	335	32,264
TJX Companies Incorporated	2,064	122,127
Tractor Supply Company	410	25,219
Urban Outfitters Incorporated †	304	11,157
		1,108,592
Textiles, Apparel & Luxury Goods : 0.49%
Coach Incorporated	818	29,129
Fossil Group Incorporated †	138	12,958
Michael Kors Holdings Limited †	611	43,619
Nike Incorporated Class B	2,095	186,874
PVH Corporation	245	29,682
Ralph Lauren Corporation	181	29,816

2

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour Incorporated Class A †	496	$34,274
VF Corporation	1,028	67,879
		434,231
Consumer Staples : 5.63%
Beverages : 1.30%
Brown-Forman Corporation Class B	471	42,494
Coca-Cola Enterprises Incorporated	673	29,854
Constellation Brands Incorporated Class A †	500	43,580
Dr Pepper Snapple Group Incorporated	581	37,364
Molson Coors Brewing Company	474	35,285
Monster Beverage Corporation †	429	39,326
PepsiCo Incorporated	4,491	418,067
The Coca-Cola Company	11,765	501,895
		1,147,865
Food & Staples Retailing : 1.31%
Costco Wholesale Corporation	1,306	163,668
CVS Health Corporation	3,451	274,665
Safeway Incorporated	686	23,530
Sysco Corporation	1,749	66,375
The Kroger Company	1,457	75,764
Wal-Mart Stores Incorporated	4,706	359,868
Walgreen Company	2,624	155,524
Whole Foods Market Incorporated	1,076	41,006
		1,160,400
Food Products : 0.94%
Archer Daniels Midland Company	1,924	98,316
Campbell Soup Company	533	22,775
ConAgra Foods Incorporated	1,259	41,597
General Mills Incorporated	1,825	92,071
Hormel Foods Corporation	400	20,556
JM Smucker Company	303	29,994
Kellogg Company	762	46,939
Keurig Green Mountain Incorporated	363	47,237
Kraft Foods Group Incorporated	1,770	99,828
McCormick & Company Incorporated	387	25,890
Mead Johnson Nutrition Company	602	57,924
Mondelez International Incorporated Class A	5,025	172,182
The Hershey Company	445	42,466
Tyson Foods Incorporated Class A	872	34,331
		832,106
Household Products : 1.13%
Clorox Company	384	36,879
Colgate-Palmolive Company	2,558	166,833
Kimberly-Clark Corporation	1,114	119,833
The Procter & Gamble Company	8,072	675,949
		999,494
Personal Products : 0.07%
Avon Products Incorporated	1,294	16,304

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Personal Products (continued)
Estee Lauder Companies Incorporated Class A	670	$50,062
		66,366
Tobacco : 0.88%
Altria Group Incorporated	5,912	271,597
Lorillard Incorporated	1,072	64,224
Philip Morris International	4,655	388,227
Reynolds American Incorporated	918	54,162
		778,210
Energy : 5.72%
Energy Equipment & Services : 1.08%
Baker Hughes Incorporated	1,296	84,318
Cameron International Corporation †	604	40,094
Diamond Offshore Drilling Incorporated	199	6,820
Ensco plc Class A	695	28,710
FMC Technologies Incorporated †	699	37,963
Halliburton Company	2,535	163,533
Helmerich & Payne Incorporated	323	31,612
Nabors Industries Limited	862	19,619
National Oilwell Varco Incorporated	1,283	97,636
Noble Corporation plc	756	16,798
Schlumberger Limited	3,863	392,828
Transocean Limited «	1,014	32,418
		952,349
Oil, Gas & Consumable Fuels : 4.64%
Anadarko Petroleum Corporation	1,508	152,972
Apache Corporation	1,139	106,918
Cabot Oil & Gas Corporation	1,243	40,634
Chesapeake Energy Corporation	1,548	35,589
Chevron Corporation	5,660	675,351
Cimarex Energy Company	258	32,645
ConocoPhillips Company	3,665	280,446
CONSOL Energy Incorporated	685	25,934
Denbury Resources Incorporated	1,050	15,782
Devon Energy Corporation	1,146	78,134
EOG Resources Incorporated	1,632	161,601
EQT Corporation	451	41,285
Exxon Mobil Corporation	12,712	1,195,564
Hess Corporation	779	73,475
Kinder Morgan Incorporated «	1,961	75,185
Marathon Oil Corporation	2,009	75,518
Marathon Petroleum Corporation	844	71,461
Murphy Oil Corporation	498	28,341
Newfield Exploration Company †	407	15,087
Noble Energy Incorporated	1,074	73,419
Occidental Petroleum Corporation	2,323	223,356
ONEOK Incorporated	619	40,575
Phillips 66	1,666	135,462
Pioneer Natural Resources Company	427	84,106
QEP Resources Incorporated	494	15,205
Range Resources Corporation	503	34,108
Southwestern Energy Company †	1,053	36,802
Spectra Energy Corporation	1,999	78,481
Tesoro Corporation	382	23,294
The Williams Companies Incorporated	2,004	110,921
Valero Energy Corporation	1,574	72,829
		4,110,480

4

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Financials : 9.61%
Banks : 3.57%
Bank of America Corporation	31,345	$534,432
Branch Banking & Trust Corporation	2,145	79,815
Citigroup Incorporated	9,037	468,297
Comerica Incorporated	539	26,875
Fifth Third Bancorp	2,485	49,750
Huntington Bancshares Incorporated	2,434	23,683
JPMorgan Chase & Company	11,211	675,351
KeyCorp	2,613	34,831
M&T Bank Corporation	393	48,453
PNC Financial Services Group Incorporated	1,612	137,955
Regions Financial Corporation	4,108	41,244
SunTrust Banks Incorporated	1,583	60,201
US Bancorp	5,370	224,627
Wells Fargo & Company (l)	14,159	734,427
Zions Bancorporation	604	17,552
		3,157,493
Capital Markets : 1.34%
Affiliated Managers Group Incorporated †	165	33,059
Ameriprise Financial Incorporated	558	68,846
Bank of New York Mellon Corporation	3,373	130,636
BlackRock Incorporated	376	123,448
Charles Schwab Corporation	3,418	100,455
E*TRADE Financial Corporation †	860	19,427
Franklin Resources Incorporated	1,173	64,058
Goldman Sachs Group Incorporated	1,221	224,139
Invesco Limited	1,289	50,890
Legg Mason Incorporated	303	15,501
Morgan Stanley	4,565	157,812
Northern Trust Corporation	659	44,832
State Street Corporation	1,262	92,896
T. Rowe Price Group Incorporated	783	61,387
		1,187,386
Consumer Finance : 0.54%
American Express Company	2,682	234,782
Capital One Financial Corporation	1,673	136,550
Discover Financial Services	1,376	88,601
Navient Corporation	1,250	22,138
		482,071
Diversified Financial Services : 1.18%
Berkshire Hathaway Incorporated Class B †	5,434	750,653
CME Group Incorporated	940	75,158
IntercontinentalExchange Group Incorporated	337	65,732
Leucadia National Corporation	944	22,505
McGraw Hill Financial Incorporated	807	68,151
Moody’s Corporation	554	52,353
The NASDAQ OMX Group Incorporated	352	14,932
		1,049,484
Insurance : 1.64%
ACE Limited	1,000	104,870
AFLAC Incorporated	1,349	78,579
Allstate Corporation	1,291	79,229
American International Group Incorporated	4,253	229,747

5

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
Aon plc	866	$75,922
Assurant Incorporated	212	13,632
Chubb Corporation	716	65,213
Cincinnati Financial Corporation	439	20,655
Genworth Financial Incorporated †	1,479	19,375
Lincoln National Corporation	777	41,632
Loews Corporation	908	37,827
Marsh & McLennan Companies Incorporated	1,622	84,895
MetLife Incorporated	3,352	180,069
Principal Financial Group Incorporated	813	42,658
Prudential Financial Incorporated	1,371	120,566
The Hartford Financial Services Group Incorporated	1,335	49,729
The Progressive Corporation	1,604	40,549
The Travelers Companies Incorporated	1,010	94,879
Torchmark Corporation	388	20,320
UnumProvident Corporation	758	26,060
XL Group plc	791	26,237
		1,452,643
Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	831	24,714
REITs : 1.28%
American Tower Corporation	1,181	110,577
Apartment Investment & Management Company Class A	436	13,874
AvalonBay Communities Incorporated	391	55,119
Boston Properties Incorporated	456	52,787
Crown Castle International Corporation	994	80,047
Equity Residential	1,078	66,383
Essex Property Trust Incorporated	189	33,784
General Growth Properties Incorporated	1,870	44,039
HCP Incorporated	1,368	54,323
Health Care REIT Incorporated	965	60,187
Host Hotels & Resorts Incorporated	2,255	48,099
Kimco Realty Corporation	1,225	26,840
Plum Creek Timber Company	528	20,597
Prologis Incorporated	1,490	56,173
Public Storage Incorporated	433	71,809
Simon Property Group Incorporated	926	152,253
The Macerich Company	419	26,745
Ventas Incorporated	876	54,268
Vornado Realty Trust	520	51,979
Weyerhaeuser Company	1,575	50,180
		1,130,063
Thrifts & Mortgage Finance : 0.03%
Hudson City Bancorp Incorporated	1,435	13,948
People’s United Financial Incorporated	925	13,385
		27,333
Health Care : 8.19%
Biotechnology : 1.71%
Alexion Pharmaceuticals Incorporated †	589	97,668
Amgen Incorporated	2,264	318,001
Biogen Idec Incorporated †	703	232,559
Celgene Corporation †	2,382	225,766
Gilead Sciences Incorporated †	4,506	479,664
Regeneron Pharmaceuticals Incorporated †	219	78,954

6

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals Incorporated †	710	$79,740
		1,512,352
Health Care Equipment & Supplies : 1.21%
Abbott Laboratories	4,483	186,448
Baxter International Incorporated	1,614	115,837
Becton Dickinson & Company	570	64,872
Boston Scientific Corporation †	3,951	46,661
C.R. Bard Incorporated	222	31,682
CareFusion Corporation †	604	27,331
Covidien plc	1,347	116,529
DENTSPLY International Incorporated	422	19,243
Edwards Lifesciences Corporation †	316	32,279
Intuitive Surgical Incorporated †	107	49,415
Medtronic Incorporated	2,919	180,832
St. Jude Medical Incorporated	848	50,990
Stryker Corporation	891	71,948
Varian Medical Systems Incorporated †	308	24,677
Zimmer Holdings Incorporated	504	50,677
		1,069,421
Health Care Providers & Services : 1.27%
Aetna Incorporated	1,056	85,536
AmerisourceBergen Corporation	634	49,008
Cardinal Health Incorporated	1,002	75,070
Cigna Corporation	785	71,192
DaVita HealthCare Partners Incorporated †	512	37,448
Express Scripts Holding Company †	2,221	156,869
Humana Incorporated	459	59,803
Laboratory Corporation of America Holdings †	253	25,743
McKesson Corporation	690	134,322
Patterson Companies Incorporated	258	10,689
Quest Diagnostics Incorporated	430	26,092
Tenet Healthcare Corporation †	292	17,342
UnitedHealth Group Incorporated	2,896	249,780
Universal Health Services Incorporated Class B	271	28,320
WellPoint Incorporated	816	97,610
		1,124,824
Health Care Technology : 0.06%
Cerner Corporation †	904	53,851
Life Sciences Tools & Services : 0.27%
Agilent Technologies Incorporated	994	56,638
PerkinElmer Incorporated	336	14,650
Thermo Fisher Scientific Incorporated	1,188	144,580
Waters Corporation †	250	24,780
		240,648
Pharmaceuticals : 3.67%
AbbVie Incorporated	4,744	274,013
Actavis plc †	787	189,887
Allergan Incorporated	885	157,698
Bristol-Myers Squibb Company	4,942	252,932
Eli Lilly & Company	2,930	190,011
Hospira Incorporated †	503	26,171
Johnson & Johnson	8,407	896,102
Mallinckrodt plc †	337	30,381

7

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Pharmaceuticals (continued)
Merck & Company Incorporated	8,597	$509,630
Mylan Laboratories Incorporated †	1,115	50,721
Perrigo Company plc	398	59,776
Pfizer Incorporated	18,901	558,903
Zoetis Incorporated	1,493	55,166
		3,251,391
Industrials : 6.08%
Aerospace & Defense : 1.56%
General Dynamics Corporation	946	120,227
Honeywell International Incorporated	2,332	217,156
L-3 Communications Holdings Incorporated	257	30,562
Lockheed Martin Corporation	804	146,955
Northrop Grumman Corporation	619	81,559
Precision Castparts Corporation	428	101,385
Raytheon Company	926	94,100
Rockwell Collins Incorporated	402	31,557
Textron Incorporated	831	29,908
The Boeing Company	1,997	254,378
United Technologies Corporation	2,536	267,802
		1,375,589
Air Freight & Logistics : 0.44%
C.H. Robinson Worldwide Incorporated	439	29,114
Expeditors International of Washington Incorporated	580	23,536
FedEx Corporation	790	127,546
United Parcel Service Incorporated Class B	2,096	206,016
		386,212
Airlines : 0.18%
Delta Air Lines Incorporated	2,512	90,809
Southwest Airlines Company	2,042	68,958
		159,767
Building Products : 0.05%
Allegion plc	286	13,625
Masco Corporation	1,061	25,379
		39,004
Commercial Services & Supplies : 0.28%
Cintas Corporation	287	20,259
Iron Mountain Incorporated	513	16,749
Pitney Bowes Incorporated	604	15,094
Republic Services Incorporated	752	29,343
Stericycle Incorporated †	253	29,490
The ADT Corporation	518	18,368
Tyco International Limited	1,322	58,922
Waste Management Incorporated	1,293	61,456
		249,681
Construction & Engineering : 0.08%
Fluor Corporation	469	31,325
Jacobs Engineering Group Incorporated †	396	19,333
Quanta Services Incorporated †	645	23,407
		74,065

8

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Electrical Equipment : 0.34%
AMETEK Incorporated	732	$36,754
Eaton Corporation plc	1,418	89,859
Emerson Electric Company	2,079	130,104
Rockwell Automation Incorporated	410	45,051
		301,768
Industrial Conglomerates : 1.38%
3M Company	1,932	273,726
Danaher Corporation	1,817	138,056
General Electric Company	29,909	766,269
Roper Industries Incorporated	298	43,594
		1,221,645
Machinery : 0.92%
Caterpillar Incorporated	1,872	185,384
Cummins Incorporated	509	67,178
Deere & Company «	1,067	87,483
Dover Corporation	497	39,924
Flowserve Corporation	407	28,702
Illinois Tool Works Incorporated	1,087	91,765
Ingersoll-Rand plc	797	44,919
Joy Global Incorporated	292	15,926
Paccar Incorporated	1,058	60,174
Pall Corporation	318	26,617
Parker Hannifin Corporation	444	50,683
Pentair plc	573	37,526
Snap-on Incorporated	173	20,947
Stanley Black & Decker Incorporated	465	41,287
Xylem Incorporated	543	19,271
		817,786
Professional Services : 0.11%
Dun & Bradstreet Corporation	108	12,687
Equifax Incorporated	363	27,131
Nielsen Holdings NV	906	40,163
Robert Half International Incorporated	409	20,041
		100,022
Road & Rail : 0.61%
CSX Corporation	2,979	95,507
Kansas City Southern	328	39,754
Norfolk Southern Corporation	922	102,895
Ryder System Incorporated	158	14,215
Union Pacific Corporation	2,674	289,915
		542,286
Trading Companies & Distributors : 0.13%
Fastenal Company	812	36,459
United Rentals Incorporated †	285	31,664
W.W. Grainger Incorporated	181	45,549
		113,672

9

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Information Technology : 11.59%
Communications Equipment : 0.98%
Cisco Systems Incorporated	15,199	$382,559
F5 Networks Incorporated †	220	26,123
Harris Corporation	312	20,717
Juniper Networks Incorporated	1,196	26,491
Motorola Solutions Incorporated	657	41,575
QUALCOMM Incorporated	4,996	373,551
		871,016
Electronic Equipment, Instruments & Components : 0.24%
Amphenol Corporation Class A	467	46,635
Corning Incorporated	3,848	74,420
FLIR Systems Incorporated	422	13,225
Jabil Circuit Incorporated	595	12,001
TE Connectivity Limited	1,220	67,454
		213,735
Internet Software & Services : 2.03%
Akamai Technologies Incorporated †	531	31,754
eBay Incorporated †	3,366	190,617
Facebook Incorporated Class A †	5,813	459,460
Google Incorporated Class A †	846	497,795
Google Incorporated Class C †	846	488,447
VeriSign Incorporated «†	335	18,465
Yahoo! Incorporated †	2,757	112,348
		1,798,886
IT Services : 1.94%
Accenture plc	1,882	153,044
Alliance Data Systems Corporation †	165	40,965
Automatic Data Processing Incorporated	1,433	119,054
Cognizant Technology Solutions Corporation Class A †	1,812	81,123
Computer Sciences Corporation	433	26,478
Fidelity National Information Services Incorporated	850	47,855
Fiserv Incorporated †	742	47,959
International Business Machines Corporation	2,765	524,880
MasterCard Incorporated Class A	2,934	216,881
Paychex Incorporated	974	43,051
Teradata Corporation †	462	19,367
Total System Services Incorporated	493	15,263
Visa Incorporated Class A	1,467	313,014
Western Union Company	1,579	25,327
Xerox Corporation	3,231	42,746
		1,717,007
Semiconductors & Semiconductor Equipment : 1.44%
Altera Corporation	920	32,918
Analog Devices Incorporated	937	46,372
Applied Materials Incorporated	3,632	78,488
Avago Technologies Limited	749	65,163
Broadcom Corporation Class A	1,603	64,793
First Solar Incorporated †	223	14,676
Intel Corporation	14,757	513,839
KLA-Tencor Corporation	493	38,839
Lam Research Corporation	483	36,080
Linear Technology Corporation	710	31,517
Microchip Technology Incorporated «	596	28,149
Micron Technology Incorporated †	3,192	109,358
NVIDIA Corporation	1,534	28,302

10

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Incorporated	3,182	$151,750
Xilinx Incorporated	800	33,880
		1,274,124
Software : 2.25%
Adobe Systems Incorporated †	1,407	97,350
Autodesk Incorporated †	677	37,303
CA Incorporated	955	26,683
Citrix Systems Incorporated †	490	34,957
Electronic Arts Incorporated †	931	33,153
Intuit Incorporated	846	74,152
Microsoft Corporation	24,562	1,138,694
Oracle Corporation	9,694	371,086
Red Hat Incorporated †	564	31,669
Salesforce.com Incorporated †	1,716	98,721
Symantec Corporation	2,058	48,384
		1,992,152
Technology Hardware, Storage & Peripherals : 2.71%
Apple Incorporated	17,849	1,798,287
EMC Corporation	6,046	176,906
Hewlett-Packard Company	5,563	197,320
NetApp Incorporated	951	40,855
SanDisk Corporation	668	65,431
Seagate Technology plc	974	55,781
Western Digital Corporation	655	63,745
		2,398,325
Materials : 2.03%
Chemicals : 1.50%
Air Products & Chemicals Incorporated	571	74,333
Airgas Incorporated	199	22,019
CF Industries Holdings Incorporated	147	41,045
Dow Chemical Company	3,345	175,412
E.I. du Pont de Nemours & Company	2,728	195,761
Eastman Chemical Company	445	35,996
Ecolab Incorporated	803	92,208
FMC Corporation	397	22,704
International Flavors & Fragrances Incorporated	242	23,203
LyondellBasell Industries NV Class A	1,267	137,672
Monsanto Company	1,563	175,853
Mosaic Company	948	42,101
PPG Industries Incorporated	410	80,663
Praxair Incorporated	869	112,101
Sigma-Aldrich Corporation	355	48,284
The Sherwin-Williams Company	247	54,091
		1,333,446
Construction Materials : 0.05%
Martin Marietta Materials Incorporated	183	23,596
Vulcan Materials Company	390	23,490
		47,086
Containers & Packaging : 0.12%
Avery Dennison Corporation	279	12,457
Ball Corporation	412	26,067

11

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Containers & Packaging (continued)
Bemis Company Incorporated	298	$11,330
MeadWestvaco Corporation	502	20,552
Owens-Illinois Incorporated †	492	12,817
Sealed Air Corporation	631	22,009
		105,232
Metals & Mining : 0.29%
Alcoa Incorporated	3,506	56,412
Allegheny Technologies Incorporated	323	11,983
Freeport-McMoRan Copper & Gold Incorporated Class B	3,098	101,150
Newmont Mining Corporation	1,486	34,252
Nucor Corporation	951	51,620
		255,417
Paper & Forest Products : 0.07%
International Paper Company	1,273	60,773
Telecommunication Services : 1.44%
Diversified Telecommunication Services : 1.44%
AT&T Incorporated	15,458	544,740
CenturyLink Incorporated	1,700	69,513
Frontier Communications Corporation «	2,986	19,439
Verizon Communications Incorporated	12,356	617,676
Windstream Holdings Incorporated	1,796	19,361
		1,270,729
Utilities : 1.77%
Electric Utilities : 1.00%
American Electric Power Company Incorporated	1,457	76,070
Duke Energy Corporation	2,108	157,615
Edison International	971	54,298
Entergy Corporation	535	41,372
Exelon Corporation	2,560	87,270
FirstEnergy Corporation	1,253	42,063
NextEra Energy Incorporated	1,300	122,044
Northeast Utilities	941	41,686
Pepco Holdings Incorporated	748	20,016
Pinnacle West Capital Corporation	328	17,922
PPL Corporation	1,979	64,990
The Southern Company	2,670	116,546
Xcel Energy Incorporated	1,506	45,782
		887,674
Gas Utilities : 0.02%
AGL Resources Incorporated	356	18,277
Independent Power & Renewable Electricity Producers : 0.07%
AES Corporation	1,982	28,105
NRG Energy Incorporated	1,007	30,693
		58,798
Multi-Utilities : 0.68%
Ameren Corporation	723	27,713
CenterPoint Energy Incorporated	1,281	31,346
CMS Energy Corporation	818	24,262
Consolidated Edison Incorporated	872	49,408

12

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Multi-Utilities (continued)
Dominion Resources Incorporated	1,737	$120,009
DTE Energy Company	527	40,094
Integrys Energy Group Incorporated	238	15,427
NiSource Incorporated	940	38,521
PG&E Corporation	1,405	63,281
Public Service Enterprise Group Incorporated	1,508	56,158
SCANA Corporation	423	20,985
Sempra Energy	689	72,607
TECO Energy Incorporated	695	12,079
Wisconsin Energy Corporation	671	28,855
		600,745
Total Common Stocks (Cost $30,688,562)		52,200,778

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 39.18%
U.S. Treasury Bond	2.75%	8-15-2042	$1,079,000	988,634
U.S. Treasury Bond	2.75	11-15-2042	992,000	907,680
U.S. Treasury Bond	2.88	5-15-2043	1,416,000	1,326,615
U.S. Treasury Bond	3.00	5-15-2042	862,000	832,369
U.S. Treasury Bond	3.13	11-15-2041	1,729,000	1,714,952
U.S. Treasury Bond	3.13	2-15-2042	1,025,000	1,015,070
U.S. Treasury Bond	3.13	2-15-2043	1,236,000	1,218,233
U.S. Treasury Bond	3.38	5-15-2044	120,000	123,900
U.S. Treasury Bond	3.50	2-15-2039	816,000	868,275
U.S. Treasury Bond	3.63	8-15-2043	1,348,000	1,457,104
U.S. Treasury Bond	3.63	2-15-2044	250,000	270,195
U.S. Treasury Bond	3.75	8-15-2041	2,115,000	2,348,310
U.S. Treasury Bond	3.75	11-15-2043	985,000	1,088,732
U.S. Treasury Bond	3.88	8-15-2040	1,718,000	1,945,099
U.S. Treasury Bond	4.25	5-15-2039	1,001,000	1,197,602
U.S. Treasury Bond	4.25	11-15-2040	1,930,000	2,318,413
U.S. Treasury Bond	4.38	2-15-2038	428,000	519,552
U.S. Treasury Bond	4.38	11-15-2039	1,734,000	2,116,021
U.S. Treasury Bond	4.38	5-15-2040	1,951,000	2,385,706
U.S. Treasury Bond	4.38	5-15-2041	1,580,000	1,938,216
U.S. Treasury Bond	4.50	2-15-2036	916,000	1,130,830
U.S. Treasury Bond	4.50	5-15-2038	472,000	583,657
U.S. Treasury Bond	4.50	8-15-2039	1,098,000	1,362,893
U.S. Treasury Bond	4.63	2-15-2040	1,785,000	2,260,813
U.S. Treasury Bond	4.75	2-15-2037	319,000	407,572
U.S. Treasury Bond	4.75	2-15-2041	1,390,000	1,800,702
U.S. Treasury Bond	5.00	5-15-2037	421,000	555,589
Total U.S. Treasury Securities (Cost $30,767,256)				34,682,734

Short-Term Investments : 1.98%

	Yield		Shares
Investment Companies : 1.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		929,628	929,628
Wells Fargo Securities Lending Cash Investments, LLC (r)(l)(u)	0.11		297,175	297,175
				1,226,803

			Principal
U.S. Treasury Securities : 0.60%
U.S. Treasury Bill #(z)	0.02	12-11-2014	$530,000	529,984

13

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Total Short-Term Investments (Cost $1,756,783)		$1,756,787

Total investments in securities (Cost $63,212,601)*	100.12%	88,640,299
Other assets and liabilities, net	(0.12)	(109,828)

Total net assets	100.00%	$88,530,471

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $65,429,445 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,011,755
Gross unrealized losses	(2,800,901)

Net unrealized gains	$23,210,854

14

Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$6,104,915	$0	$0	$6,104,915
Consumer staples	4,984,441	0	0	4,984,441
Energy	5,062,829	0	0	5,062,829
Financials	8,511,187	0	0	8,511,187
Health care	7,252,487	0	0	7,252,487
Industrials	5,381,497	0	0	5,381,497
Information technology	10,265,245	0	0	10,265,245
Materials	1,801,954	0	0	1,801,954
Telecommunications services	1,270,729	0	0	1,270,729
Utilities	1,565,494	0	0	1,565,494
U.S. Treasury securities	34,682,734	0	0	34,682,734
Short-term investments
Investment companies	929,628	297,175	0	1,226,803
U.S. Treasury securities	529,984	0	0	529,984

Total assets	$88,343,124	$297,175	$0	$88,640,299

Liabilities
Futures contracts	$3,281	$0	$0	$3,281

Total liabilities	$88,346,405	$0	$0	$88,643,580

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of September 30, 2014, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At September 30, 2014, the Fund had long and short futures contracts outstanding as follows:

				Contract
				value at
Expiration date	Counterparty	Contracts	Type	September 30, 2014	Unrealized gains (losses)
12-19-2014	Goldman Sachs	48 Short	U.S. Treasury Bonds	$6,619,500	$65,897
12-19-2014	Goldman Sachs	3 Long	U.S. Treasury Bonds	413,719	(1,767)
12-18-2014	Goldman Sachs	15 Long	S&P 500 Index	7,370,625	(81,255)

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 92.85%
Canada : 3.53%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	90,967	$11,934,870

China : 5.44%
Biostime International Holdings Limited (Consumer Staples, Food Products)«	728,500	2,265,759
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	4,692,000	7,710,377
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	8,254,000	5,144,898
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,236,953	3,280,691
		18,401,725

Germany : 10.08%
Bayer AG (Health Care, Pharmaceuticals)	50,081	7,014,961
Metro AG (Consumer Staples, Food & Staples Retailing)†	216,399	7,128,260
Rheinmetall AG (Industrials, Industrial Conglomerates)	133,599	6,429,081
SAP AG (Information Technology, Software)	77,607	5,597,031
Siemens AG (Industrials, Industrial Conglomerates)	66,587	7,936,776
		34,106,109

Hong Kong : 6.12%
China Everbright Limited (Financials, Capital Markets)	6,442,000	12,079,502
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	646,000	7,466,789
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	7,193,128	1,148,699
		20,694,990

Italy : 8.25%
Anima Holding SpA (Financials, Capital Markets)†	1,390,616	7,654,470
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	267,130	6,366,713
Intesa Sanpaolo SpA (Financials, Banks)	2,298,254	6,984,163
Prysmian SpA (Industrials, Electrical Equipment)	371,733	6,906,603
		27,911,949

Japan : 21.03%
Daiichikosho Company Limited (Consumer Discretionary, Media)	87,100	2,341,991
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	465,000	8,341,805
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,581,000	12,525,470
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,085,000	8,285,275
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,775,100	10,037,994
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	165,000	5,054,183
Mitsui OSK Lines Limited (Industrials, Marine)	1,556,000	4,965,580
Nitto Denko Corporation (Materials, Chemicals)	155,282	8,516,264
Sharp Corporation (Consumer Discretionary, Household Durables)†	1,102,000	3,134,935
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	88,400	5,209,293
West Holdings Corporation (Consumer Discretionary, Household Durables)«	251,800	2,732,090
		71,144,880

Netherlands : 2.42%
Akzo Nobel NV (Materials, Chemicals)	119,644	8,198,065

Norway : 2.77%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	347,726	2,083,731
Marine Harvest ASA (Consumer Staples, Food Products)«	522,105	7,305,691
		9,389,422

Russia : 1.66%
Mobile TeleSystems ADR (Telecommunication Services, Wireless Telecommunication Services)(a)	812,465	5,622,453

South Korea : 5.84%
Hana Financial Group Incorporated (Financials, Banks)	184,171	6,719,340

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT International Equity Fund

Security name			Shares	Value
South Korea (continued)
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)			10,837	$6,074,139
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			25,296	6,951,756
				19,745,235

Sweden : 1.36%
Volvo AB Class B (Industrials, Machinery)			422,568	4,594,022
Switzerland : 7.11%
ABB Limited (Industrials, Electrical Equipment)			324,017	7,290,128
Novartis AG (Health Care, Pharmaceuticals)			78,010	7,366,295
Zurich Financial Services AG (Financials, Insurance)			31,564	9,415,971
				24,072,394

United Kingdom : 15.24%
BP plc (Energy, Oil, Gas & Consumable Fuels)			1,269,337	9,331,030
Capita plc (Industrials, Professional Services)			402,749	7,599,949
Man Group plc (Financials, Capital Markets)			4,251,298	8,187,687
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			68,661	5,955,074
Smiths Group plc (Industrials, Industrial Conglomerates)			250,795	5,139,125
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			2,141,983	7,097,741
Wolseley plc (Industrials, Trading Companies & Distributors)			156,781	8,240,047
				51,550,653

United States : 2.00%
QUALCOMM Incorporated (Information Technology, Communications Equipment)			90,604	6,774,461

Total Common Stocks (Cost $273,101,328)				314,141,228

		Expiration date
Participation Notes : 0.79%
China : 0.79%
Standard Chartered Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†		4-24-2015	101,671	2,685,333

Total Participation Notes (Cost $2,415,642)				2,685,333

	Dividend yield
Preferred Stocks : 1.71%
Germany : 1.71%
Volkswagen AG (Consumer Discretionary, Automobiles)	2.68%		27,930	5,799,539

Total Preferred Stocks (Cost $7,186,781)				5,799,539

	Yield
Short-Term Investments : 6.19%
Investment Companies : 6.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		10,550,217	10,550,217
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11		10,393,625	10,393,625
Total Short-Term Investments (Cost $20,943,842)				20,943,842

2

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — September 30, 2014 (unaudited)

Total investments in securities (Cost $303,647,593)*	101.54%	$343,569,942
Other assets and liabilities, net	(1.54)	(5,225,965)

Total net assets	100.00%	$338,343,977

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $304,747,847 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,396,150
Gross unrealized losses	(13,574,055)

Net unrealized gains	$38,822,095

3

Wells Fargo Advantage VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Canada	$11,934,870	$0	$0	$11,934,870
China	18,401,725	0	0	18,401,725
Germany	34,106,109	0	0	34,106,109
Hong Kong	20,694,990	0	0	20,694,990
Italy	27,911,949	0	0	27,911,949
Japan	71,144,880	0	0	71,144,880
Netherlands	8,198,065	0	0	8,198,065
Norway	9,389,422	0	0	9,389,422
Russia	0	5,622,453	0	5,622,453
South Korea	19,745,235	0	0	19,745,235
Sweden	4,594,022	0	0	4,594,022
Switzerland	24,072,394	0	0	24,072,394
United Kingdom	51,550,653	0	0	51,550,653
United States	6,774,461	0	0	6,774,461

Participation notes	0	2,685,333	0	2,685,333
Preferred stocks
Germany	5,799,539	0	0	5,799,539
Short-term investments
Investment companies	10,550,217	10,393,625	0	20,943,842

	324,868,531	18,701,411	0	343,569,942
Forward foreign currency contracts	0	1,817,472	0	1,817,472

Total assets	$324,868,531	$20,518,883	$0	$345,387,414

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of September 30, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At September 30, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at September 30, 2014	In exchange for U.S. $	Unrealized gains
10-7-2014	Barclays	2,588,140,000 JPY	$23,599,060	$25,416,532	$1,817,472

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.93%
Consumer Discretionary : 13.06%
Auto Components : 2.94%
TRW Automotive Holdings Corporation †	13,582	$1,375,178

Media : 5.80%
The Walt Disney Company	17,042	1,517,249
Time Warner Incorporated	15,881	1,194,410
		2,711,659

Specialty Retail : 2.31%
The Home Depot Incorporated	11,804	1,082,899

Textiles, Apparel & Luxury Goods : 2.01%
Kering Unsponsered ADR	46,756	940,263

Consumer Staples : 10.81%
Beverages : 6.11%
Anheuser-Busch InBev ADR	11,485	1,273,112
Diageo plc ADR	4,505	519,877
PepsiCo Incorporated	11,434	1,064,391
		2,857,380

Food Products : 2.04%
Unilever NV ADR	24,061	954,740

Household Products : 2.66%
The Procter & Gamble Company	14,870	1,245,214

Energy : 10.33%
Energy Equipment & Services : 4.39%
FMC Technologies Incorporated †	20,234	1,098,909
Schlumberger Limited	9,382	954,056
		2,052,965

Oil, Gas & Consumable Fuels : 5.94%
BG Group plc ADR	40,070	742,898
EOG Resources Incorporated	10,296	1,019,510
Occidental Petroleum Corporation	10,600	1,019,190
		2,781,598

Financials : 19.14%
Banks : 5.58%
Branch Banking & Trust Corporation	10,346	384,975
JPMorgan Chase & Company	19,273	1,161,006
SunTrust Banks Incorporated	28,003	1,064,954
		2,610,935

Capital Markets : 11.09%
Charles Schwab Corporation	28,176	828,093
Franklin Resources Incorporated	16,836	919,414
Goldman Sachs Group Incorporated	8,089	1,484,898
Northern Trust Corporation	16,648	1,132,563
UBS AG	47,317	821,896
		5,186,864

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund

Security name	Shares	Value
Insurance : 2.47%
Chubb Corporation	12,697	$1,156,443

Health Care : 10.98%
Health Care Equipment & Supplies : 4.43%
Abbott Laboratories	28,010	1,164,936
Baxter International Incorporated	12,653	908,106
		2,073,042

Health Care Providers & Services : 5.33%
Cigna Corporation	12,909	1,170,717
Express Scripts Holding Company †	18,708	1,321,346
		2,492,063

Pharmaceuticals : 1.22%
AbbVie Incorporated	9,895	571,535

Industrials : 11.36%
Aerospace & Defense : 6.96%
Honeywell International Incorporated	12,455	1,159,810
Huntington Ingalls Industries Incorporated	7,920	825,343
The Boeing Company	9,965	1,269,342
		3,254,495

Air Freight & Logistics : 2.22%
United Parcel Service Incorporated Class B	10,561	1,038,041

Electrical Equipment : 1.84%
Sensata Technologies Holdings NV †	19,332	860,854

Machinery : 0.34%
Deere & Company «	1,952	160,044

Information Technology : 15.20%
Communications Equipment : 2.81%
QUALCOMM Incorporated	17,573	1,313,933

IT Services : 2.05%
Western Union Company	59,718	957,877

Semiconductors & Semiconductor Equipment : 1.97%
Texas Instruments Incorporated	19,360	923,278

Software : 4.44%
Microsoft Corporation	21,711	1,006,522
Oracle Corporation	27,936	1,069,390
		2,075,912

Technology Hardware, Storage & Peripherals : 3.93%
Apple Incorporated	8,776	884,182
EMC Corporation	32,610	954,169
		1,838,351

Materials : 2.01%
Chemicals : 2.01%
E.I. du Pont de Nemours & Company	13,110	940,774

2

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name			Shares	Value
Utilities : 4.04%
Electric Utilities : 4.04%
NextEra Energy Incorporated			11,858	$1,113,229
Northeast Utilities			17,534	776,754
				1,889,983

Total Common Stocks (Cost $32,803,195)				45,346,320

Short-Term Investments : 3.73%

		Yield
Investment Companies : 3.73%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	1,529,936	1,529,936
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11	218,400	218,400
Total Short-Term Investments (Cost $1,748,336)				1,748,336

Total investments in securities (Cost $34,551,531)*	100.66%			47,094,656
Other assets and liabilities, net	(0.66)			(310,754)

Total net assets	100.00%			$46,783,902

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $34,554,253 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,783,577
Gross unrealized losses	(243,174)

Net unrealized gains	$12,540,403

3

Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$6,109,999	$0	$0	$6,109,999
Consumer staples	5,057,334	0	0	5,057,334
Energy	4,834,563	0	0	4,834,563
Financials	8,954,242	0	0	8,954,242
Health care	5,136,640	0	0	5,136,640
Industrials	5,313,434	0	0	5,313,434
Information technology	7,109,351	0	0	7,109,351

Materials	940,774	0	0	940,774
Utilities	1,889,983	0	0	1,889,983
Short-term investments
Investment companies	1,529,936	218,400	0	1,748,336

Total assets	$46,876,256	$218,400	$0	$47,094,656

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, common stocks with a market value of $940,263 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. At September 30, 2014, there were no transfers into/out of Level 3.

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 99.77%
Consumer Discretionary : 23.85%
Auto Components : 2.34%
BorgWarner Incorporated	25,000	$1,315,250
Delphi Automotive plc	20,130	1,234,774
		2,550,024

Distributors : 1.51%
LKQ Corporation †	62,070	1,650,441

Hotels, Restaurants & Leisure : 2.32%
Chipotle Mexican Grill Incorporated †	2,300	1,533,157
MGM Resorts International †	43,700	995,486
		2,528,643

Internet & Catalog Retail : 4.99%
Amazon.com Incorporated †	7,850	2,531,154
Netflix Incorporated †	3,100	1,398,658
Priceline.com Incorporated †	1,300	1,506,154
		5,435,966

Media : 9.01%
CBS Outdoor Americas Incorporated	42,888	1,284,067
Comcast Corporation Class A	53,200	2,861,096
Liberty Global plc Class C †	55,622	2,281,336
Time Warner Incorporated	19,900	1,496,679
Twenty-First Century Fox Incorporated	55,100	1,889,379
		9,812,557

Specialty Retail : 2.22%
Advance Auto Parts Incorporated	11,320	1,474,996
AutoNation Incorporated †	18,720	941,803
		2,416,799

Textiles, Apparel & Luxury Goods : 1.46%
Under Armour Incorporated Class A †	23,060	1,593,446

Consumer Staples : 2.80%
Beverages : 2.80%
Constellation Brands Incorporated Class A †	35,060	3,055,830

Energy : 5.64%
Energy Equipment & Services : 2.38%
Halliburton Company	32,000	2,064,320
Nabors Industries Limited	23,300	530,308
		2,594,628

Oil, Gas & Consumable Fuels : 3.26%
Antero Resources Corporation †«	19,249	1,056,578
Pioneer Natural Resources Company	7,942	1,564,336
Sanchez Energy Corporation †«	35,564	933,911
		3,554,825

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name	Shares	Value
Financials : 6.99%
Banks : 1.94%
First Republic Bank	23,100	$1,140,678
Texas Capital Bancshares Incorporated †	16,819	970,120
		2,110,798

Capital Markets : 1.83%
Affiliated Managers Group Incorporated †	9,939	1,991,378

Diversified Financial Services : 2.93%
IntercontinentalExchange Group Incorporated	7,700	1,501,885
McGraw Hill Financial Incorporated	20,100	1,697,445
		3,199,330

Insurance : 0.29%
eHealth Incorporated †	13,090	315,862

Health Care : 18.11%
Biotechnology : 7.93%
Biogen IDEC Incorporated †	4,770	1,577,964
Celgene Corporation †	24,280	2,301,258
Gilead Sciences Incorporated †	15,036	1,600,582
Puma Biotechnology Incorporated †	2,900	691,853
Regeneron Pharmaceuticals Incorporated †	4,000	1,442,080
Vertex Pharmaceuticals Incorporated †	9,100	1,022,021
		8,635,758

Health Care Providers & Services : 4.20%
DaVita HealthCare Partners Incorporated †	19,200	1,404,288
Envision Healthcare Holdings Incorporated †	37,351	1,295,333
McKesson Corporation	9,660	1,880,512
		4,580,133

Pharmaceuticals : 5.98%
AbbVie Incorporated	45,000	2,599,200
Bristol-Myers Squibb Company	17,210	880,808
Eli Lilly & Company	8,900	577,165
Jazz Pharmaceuticals plc †	7,368	1,183,006
Perrigo Company plc	8,500	1,276,615
		6,516,794

Industrials : 14.04%
Aerospace & Defense : 2.31%
B/E Aerospace Incorporated †	12,760	1,071,074
Precision Castparts Corporation	6,100	1,444,968
		2,516,042

Airlines : 1.42%
Delta Air Lines Incorporated	42,890	1,550,474

Construction & Engineering : 1.08%
Quanta Services Incorporated †	32,420	1,176,522

Machinery : 2.27%
Cummins Incorporated	12,000	1,583,760
Proto Labs Incorporated †	12,872	888,168
		2,471,928

2

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Professional Services : 1.89%
IHS Incorporated Class A †	16,423	$2,055,995

Road & Rail : 3.92%
Canadian Pacific Railway Limited	8,500	1,763,495
Old Dominion Freight Line Incorporated †	18,400	1,299,776
Swift Transportation Company †	57,800	1,212,644
		4,275,915

Trading Companies & Distributors : 1.15%
United Rentals Incorporated †	11,250	1,249,875

Information Technology : 23.85%
Communications Equipment : 1.08%
Palo Alto Networks Incorporated †	12,042	1,181,320

Electronic Equipment, Instruments & Components : 2.96%
Cognex Corporation †	26,300	1,059,101
FLIR Systems Incorporated	15,100	473,234
TE Connectivity Limited	30,700	1,697,403
		3,229,738

Internet Software & Services : 8.81%
Alibaba Group Holding Limited ADR †	2,085	185,252
Facebook Incorporated Class A †	43,805	3,462,347
Google Incorporated Class A †	5,180	3,047,964
Google Incorporated Class C †	3,680	2,124,685
Yelp Incorporated †	11,439	780,712
		9,600,960

IT Services : 3.38%
Vantiv Incorporated Class A †	48,818	1,508,476
Visa Incorporated Class A	10,186	2,173,387
		3,681,863

Semiconductors & Semiconductor Equipment : 1.82%
Micron Technology Incorporated †	57,700	1,976,802

Software : 3.01%
Guidewire Software Incorporated †	14,225	630,737
Salesforce.com Incorporated †	26,120	1,502,684
ServiceNow Incorporated †	19,480	1,145,034
		3,278,455

Technology Hardware, Storage & Peripherals : 2.79%
Apple Incorporated	22,220	2,238,665
Western Digital Corporation	8,200	798,024
		3,036,689

Materials : 1.82%
Chemicals : 1.82%
Monsanto Company	17,585	1,978,488

Telecommunication Services : 2.67%
Wireless Telecommunication Services : 2.67%
SBA Communications Corporation Class A †	26,260	2,912,233

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name		Yield	Shares	Value
Total Common Stocks (Cost $84,903,466)				$108,716,511

Short-Term Investments : 1.22%
Investment Companies : 1.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	136,912	136,912
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)		0.11	1,187,900	1,187,900

Total Short-Term Investments (Cost $1,324,812)				1,324,812

Total investments in securities (Cost $86,228,278)*	100.99%			110,041,323
Other assets and liabilities, net	(0.99)			(1,080,492)

Total net assets	100.00%			$108,960,831

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $86,404,721 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,282,506
Gross unrealized losses	(2,645,904)

Net unrealized gains	$23,636,602

4

Wells Fargo Advantage VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$25,987,876	$0	$0	$25,987,876
Consumer staples	3,055,830	0	0	3,055,830
Energy	6,149,453	0	0	6,149,453
Financials	7,617,368	0	0	7,617,368
Health care	19,732,685	0	0	19,732,685
Industrials	15,296,751	0	0	15,296,751
Information technology	25,985,827	0	0	25,985,827
Materials	1,978,488	0	0	1,978,488
Telecommunication services	2,912,233	0	0	2,912,233
Short-term investments
Investment companies	136,912	1,187,900	0	1,324,812

Total assets	$108,853,423	$1,187,900	$0	$110,041,323

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.16%
Consumer Discretionary : 17.01%
Auto Components : 2.52%
Dana Holding Corporation	141,111	$2,705,098
Johnson Controls Incorporated	76,836	3,380,784
		6,085,882

Diversified Consumer Services : 1.37%
Apollo Group Incorporated Class A †	131,064	3,296,260

Hotels, Restaurants & Leisure : 1.44%
Carnival Corporation	86,783	3,486,073

Household Durables : 1.19%
Harman International Industries Incorporated	29,188	2,861,592

Media : 4.29%
Comcast Corporation Class A	61,187	3,273,505
Discovery Communications Incorporated Class C †	55,664	2,075,154
Liberty Global plc Class A	29,088	1,237,404
Liberty Global plc Class C †	29,088	1,193,044
Omnicom Group Incorporated	37,455	2,579,151
		10,358,258

Multiline Retail : 4.10%
Macy’s Incorporated	54,648	3,179,421
Nordstrom Incorporated	49,103	3,357,172
Target Corporation	53,479	3,352,064
		9,888,657

Specialty Retail : 2.10%
Chico’s FAS Incorporated	169,211	2,499,246
Dick’s Sporting Goods Incorporated	58,628	2,572,597
		5,071,843

Consumer Staples : 4.63%
Food & Staples Retailing : 1.32%
The Kroger Company	61,169	3,180,788

Food Products : 2.37%
General Mills Incorporated	49,771	2,510,947
Mead Johnson Nutrition Company	33,369	3,210,765
		5,721,712

Household Products : 0.94%
Church & Dwight Company Incorporated	32,337	2,268,764

Energy : 8.52%
Energy Equipment & Services : 4.86%
Halliburton Company	41,828	2,698,324
National Oilwell Varco Incorporated	39,223	2,984,870
Superior Energy Services Incorporated	92,102	3,027,393
Weatherford International Limited plc †	144,416	3,003,853
		11,714,440

Oil, Gas & Consumable Fuels : 3.66%
Denbury Resources Incorporated	201,338	3,026,110

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Company †	75,019	$2,780,954
Range Resources Corporation	44,646	3,027,445
		8,834,509

Financials : 13.52%
Banks : 4.05%
Fifth Third Bancorp	120,660	2,415,613
PNC Financial Services Group Incorporated	47,770	4,088,157
Regions Financial Corporation	326,495	3,278,010
		9,781,780

Capital Markets : 3.04%
Invesco Limited	93,074	3,674,562
TD Ameritrade Holding Corporation	109,622	3,658,086
		7,332,648

Insurance : 5.19%
ACE Limited	36,758	3,854,811
American International Group Incorporated	70,285	3,796,796
First American Financial Corporation	95,881	2,600,293
RenaissanceRe Holdings Limited	22,568	2,256,574
		12,508,474

REITs : 1.24%
American Tower Corporation	31,962	2,992,602

Health Care : 14.86%
Health Care Equipment & Supplies : 4.82%
C.R. Bard Incorporated	20,036	2,859,338
Covidien plc	35,133	3,039,356
Medtronic Incorporated	41,972	2,600,165
Zimmer Holdings Incorporated	31,114	3,128,513
		11,627,372

Health Care Providers & Services : 0.61%
Patterson Companies Incorporated	35,794	1,482,945

Life Sciences Tools & Services : 5.75%
Agilent Technologies Incorporated	73,777	4,203,813
Bio-Rad Laboratories Incorporated Class A †	26,851	3,044,903
Covance Incorporated †	38,327	3,016,335
Thermo Fisher Scientific Incorporated	29,582	3,600,129
		13,865,180

Pharmaceuticals : 3.68%
Merck & Company Incorporated	34,195	2,027,080
Novartis AG ADR	35,509	3,342,462
Zoetis Incorporated	95,119	3,514,647
		8,884,189

Industrials : 12.08%
Aerospace & Defense : 1.39%
B/E Aerospace Incorporated †	40,019	3,359,195

Airlines : 1.94%
Delta Air Lines Incorporated	67,215	2,429,822

2

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Airlines (continued)
United Continental Holdings Incorporated †	47,798	$2,236,468
		4,666,290

Commercial Services & Supplies : 2.64%
Republic Services Incorporated	87,398	3,410,270
Tyco International Limited	66,430	2,960,785
		6,371,055

Electrical Equipment : 2.38%
Babcock & Wilcox Company	111,243	3,080,319
Regal-Beloit Corporation	41,468	2,664,319
		5,744,638

Machinery : 0.67%
Joy Global Incorporated	29,596	1,614,166

Road & Rail : 3.06%
Canadian Pacific Railway Limited	9,960	2,066,401
Hertz Global Holdings Incorporated †	115,885	2,942,320
J.B. Hunt Transport Services Incorporated	32,160	2,381,448
		7,390,169

Information Technology : 20.59%
Communications Equipment : 1.18%
Riverbed Technology Incorporated †	153,917	2,854,391

Electronic Equipment, Instruments & Components : 1.33%
Amphenol Corporation Class A	32,127	3,208,202

Internet Software & Services : 1.29%
Google Incorporated Class C †	5,390	3,111,970

IT Services : 2.58%
Global Payments Incorporated	43,488	3,038,941
Teradata Corporation †	76,026	3,187,010
		6,225,951

Semiconductors & Semiconductor Equipment : 4.85%
Altera Corporation	90,266	3,229,717
ARM Holdings plc	145,965	2,143,879
Avago Technologies Limited	36,571	3,181,677
ON Semiconductor Corporation †	352,991	3,155,740
		11,711,013

Software : 6.68%
Autodesk Incorporated †	52,899	2,914,735
Check Point Software Technologies Limited †«	53,961	3,736,260
Citrix Systems Incorporated †	57,901	4,130,657
Red Hat Incorporated †	66,541	3,736,277
Salesforce.com Incorporated †	27,981	1,609,747
		16,127,676

Technology Hardware, Storage & Peripherals : 2.68%
Apple Incorporated	26,912	2,711,384
NetApp Incorporated	87,170	3,744,823
		6,456,207

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name			Shares	Value
Materials : 6.95%
Chemicals : 4.00%
Cytec Industries Incorporated			62,904	$2,974,730
Huntsman Corporation			123,564	3,211,428
Praxair Incorporated			26,954	3,477,066
				9,663,224

Containers & Packaging : 2.12%
Crown Holdings Incorporated †			61,621	2,743,367
Owens-Illinois Incorporated †			91,286	2,378,000
				5,121,367

Metals & Mining : 0.83%
Royal Gold Incorporated			30,674	1,991,970
Total Common Stocks (Cost $181,191,121)				236,861,452

		Yield
Short-Term Investments : 2.39%
Investment Companies : 2.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	4,877,505	4,877,505
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)		0.11	877,300	877,300
Total Short-Term Investments (Cost $5,754,805)				5,754,805

Total investments in securities (Cost $186,945,926)*	100.55%			242,616,257
Other assets and liabilities, net	(0.55)			(1,316,581)

Total net assets	100.00%			$241,299,676

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $187,554,383 and unrealized gains (losses) consists of:

Gross unrealized gains	$59,429,637
Gross unrealized losses	(4,367,763)

Net unrealized gains	$55,061,874

4

Wells Fargo Advantage VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in
Common stocks
Consumer discretionary	$41,048,565	$0	$0	$41,048,565
Consumer staples	11,171,264	0	0	11,171,264
Energy	20,548,949	0	0	20,548,949
Financials	32,615,504	0	0	32,615,504
Health care	35,859,686	0	0	35,859,686
Industrials	29,145,513	0	0	29,145,513
Information technology	49,695,410	0	0	49,695,410
Materials	16,776,561	0	0	16,776,561
Short-term investments
Investment companies	4,877,505	877,300	0	5,754,805

Total assets	$241,738,957	$877,300	$0	$242,616,257

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 99.59%
Consumer Discretionary : 14.51%
Auto Components : 2.78%
Gentherm Incorporated †	131,300	$5,544,799
Motorcar Parts of America Incorporated †	40,031	1,089,244
		6,634,043
Diversified Consumer Services : 1.93%
Grand Canyon Education Incorporated †	86,600	3,530,682
LifeLock Incorporated †	75,600	1,080,324
		4,611,006
Hotels, Restaurants & Leisure : 3.19%
Fiesta Restaurant Group Incorporated †	114,076	5,667,296
Zoe’s Kitchen Incorporated †«	63,553	1,954,890
		7,622,186
Internet & Catalog Retail : 2.19%
HomeAway Incorporated †	131,954	4,684,367
RetailMeNot Incorporated †	33,563	542,378
		5,226,745
Media : 1.37%
IMAX Corporation †	119,500	3,281,470

Specialty Retail : 1.15%
Five Below Incorporated †«	69,578	2,755,985

Textiles, Apparel & Luxury Goods : 1.90%
G-III Apparel Group Limited †	35,100	2,908,386
Oxford Industries Incorporated	26,500	1,616,235
		4,524,621
Consumer Staples : 1.12%
Food & Staples Retailing : 1.12%
United Natural Foods Incorporated †	43,700	2,685,802

Energy : 5.44%
Oil, Gas & Consumable Fuels : 5.44%
Bonanza Creek Energy Incorporated †	44,700	2,543,430
Diamondback Energy Incorporated †	42,687	3,192,134
Kodiak Oil & Gas Corporation †	80,400	1,091,028
Oasis Petroleum Incorporated †	39,900	1,668,219
Parsley Energy Incorporated Class A †	95,820	2,043,841
RSP Permian Incorporated †	95,851	2,449,952
		12,988,604
Financials : 8.33%
Capital Markets : 2.16%
Financial Engines Incorporated «	151,100	5,169,887
Consumer Finance : 2.70%
Encore Capital Group Incorporated †«	28,700	1,271,697
Portfolio Recovery Associates Incorporated †	98,895	5,165,286
		6,436,983

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name	Shares	Value
Diversified Financial Services : 3.47%
MarketAxess Holdings Incorporated	133,878	$8,281,693

Health Care : 28.63%
Biotechnology : 2.65%
Exact Sciences Corporation †«	33,662	652,370
Hyperion Therapeutics Incorporated †	51,620	1,301,856
Ligand Pharmaceuticals Incorporated †	19,600	921,004
NPS Pharmaceuticals Incorporated †	123,700	3,216,200
PTC Therapeutics Incorporated †	5,300	233,253
		6,324,683
Health Care Equipment & Supplies : 8.95%
Align Technology Incorporated †	21,600	1,116,288
Cardiovascular Systems Incorporated †	107,755	2,546,251
Cynosure Incorporated Class A †	138,877	2,916,417
DexCom Incorporated †	115,700	4,626,843
Endologix Incorporated †	134,345	1,424,057
Novadaq Technologies Incorporated †	41,617	528,120
NxStage Medical Incorporated †	85,820	1,126,817
Oxford Immunotec Global plc †«	59,603	910,138
Spectranetics Corporation †	168,213	4,469,419
Tandem Diabetes Care Incorporated †«	77,648	1,042,036
Veracyte Incorporated †	68,537	668,236
		21,374,622
Health Care Providers & Services : 9.21%
Acadia Healthcare Company Incorporated †	173,400	8,409,900
Adeptus Health Incorporated Class A †	46,345	1,153,991
ExamWorks Group Incorporated †	151,356	4,956,909
HealthEquity Incorporated †	49,185	900,577
MWI Veterinary Supply Incorporated †	23,300	3,457,720
Team Health Holdings Incorporated †	54,000	3,131,460
		22,010,557
Health Care Technology : 1.72%
Medidata Solutions Incorporated †	92,800	4,110,112
Life Sciences Tools & Services : 1.65%
Cambrex Corporation †	64,200	1,199,256
ICON plc ADR †	48,000	2,747,040
		3,946,296
Pharmaceuticals : 4.45%
Akorn Incorporated †«	197,915	7,178,377
ANI Pharmaceuticals Incorporated †	32,200	910,616
BioDelivery Sciences International Incorporated †	77,500	1,324,475
Intersect ENT Incorporated †	50,581	784,006
Lannett Company Incorporated †	9,742	445,015
		10,642,489
Industrials : 10.99%
Aerospace & Defense : 0.61%
TASER International Incorporated †«	94,400	1,457,536
Electrical Equipment : 1.76%
Power Solutions International Incorporated †«	60,759	4,192,371
Machinery : 2.17%
Proto Labs Incorporated †	33,555	2,315,295

2

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Machinery (continued)
The Middleby Corporation †	32,597	$2,872,774
		5,188,069
Professional Services : 4.31%
Corporate Executive Board Company	40,841	2,453,319
On Assignment Incorporated †	174,681	4,690,185
Paylocity Holding Corporation †«	60,127	1,181,496
Wageworks Incorporated †	43,128	1,963,618
		10,288,618
Road & Rail : 0.50%
Saia Incorporated †	24,200	1,199,352
Trading Companies & Distributors : 1.64%
DXP Enterprises Incorporated †	20,597	1,517,587
H&E Equipment Services Incorporated	59,800	2,408,744
		3,926,331
Information Technology : 30.27%
Electronic Equipment, Instruments & Components : 2.10%
Cognex Corporation †	63,600	2,561,172
Universal Display Corporation †«	75,300	2,457,792
		5,018,964
Internet Software & Services : 10.42%
Borderfree Incorporated †«	118,693	1,531,140
ChannelAdvisor Corporation †«	89,900	1,474,360
DealerTrack Holdings Incorporated †	86,800	3,767,988
Demandware Incorporated †	82,800	4,216,176
Envestnet Incorporated †	151,541	6,819,345
Q2 Holdings Incorporated †«	75,068	1,050,952
SPS Commerce Incorporated †	113,771	6,046,929
		24,906,890
IT Services : 2.61%
iGATE Corporation †	45,500	1,670,760
InterXion Holding NV †	34,300	949,767
Maximus Incorporated	48,300	1,938,279
Wex Incorporated †	15,194	1,676,202
		6,235,008
Semiconductors & Semiconductor Equipment : 2.28%
Cavium Incorporated †	38,300	1,904,659
PDF Solutions Incorporated †	40,500	510,705
Veeco Instruments Incorporated †	86,500	3,023,175
		5,438,539
Software : 12.86%
Aspen Technology Incorporated †	34,100	1,286,252
Callidus Software Incorporated †	161,250	1,938,225
Fleetmatics Group plc †«	141,609	4,319,075
Guidewire Software Incorporated †	58,400	2,589,456
MobileIron Incorporated †	159,935	1,781,676
Proofpoint Incorporated †	160,700	5,968,398
PROS Holdings Incorporated †	98,627	2,485,400
Synchronoss Technologies Incorporated †	82,958	3,797,817
Tyler Technologies Incorporated †	35,570	3,144,388

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name			Shares	Value
Software (continued)
Ultimate Software Group Incorporated †			24,100	$3,410,391
				30,721,078
Materials : 0.30%
Chemicals : 0.30%
Balchem Corporation			12,600	712,776
Total Common Stocks (Cost $201,095,129)				237,913,316

		Yield
Short-Term Investments : 11.95%
Investment Companies : 11.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	90,821	90,821
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)		0.11	28,463,230	28,463,230
Total Short-Term Investments (Cost $28,554,051)				28,554,051
Total investments in securities (Cost $229,649,180)*	111.54%			266,467,367
Other assets and liabilities, net	(11.54)			(27,560,961)
Total net assets	100.00%			$238,906,406

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $229,849,317 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,827,092
Gross unrealized losses	(9,209,042)

Net unrealized gains	$36,618,050

4

Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$34,656,056	$0	$0	$34,656,056
Consumer staples	2,685,802	0	0	2,685,802
Energy	12,988,604	0	0	12,988,604
Financials	19,888,563	0	0	19,888,563
Health care	68,408,759	0	0	68,408,759
Industrials	26,252,277	0	0	26,252,277
Information technology	72,320,479	0	0	72,320,479
Materials	712,776	0	0	712,776
Short-term investments
Investment companies	90,821	28,463,230	0	28,554,051

Total assets	$238,004,137	$28,463,230	$0	$266,467,367

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.46%
Consumer Discretionary : 8.63%
Auto Components : 0.79%
Fox Factory Holding Corporation †	12,500	$193,750
Gentex Corporation	6,200	165,974
		359,724

Hotels, Restaurants & Leisure : 3.03%
Century Casinos Incorporated †	27,200	139,536
Denny’s Corporation †	60,100	422,503
Scientific Games Corporation Class A †	25,700	276,789
The Wendy’s Company	64,100	529,466
		1,368,294

Household Durables : 4.09%
Cavco Industries Incorporated †	16,100	1,094,800
Harman International Industries Incorporated	1,150	112,746
KB Home Incorporated	15,400	230,076
Skyline Corporation †	14,100	58,233
Taylor Morrison Home Corporation Class A †	9,000	145,980
The New Home Company Incorporated †	15,100	203,850
		1,845,685

Media : 0.23%
Journal Communications Incorporated Class A †	12,200	102,846

Specialty Retail : 0.49%
Vitamin Shoppe Incorporated †	5,000	221,950

Energy : 21.51%
Energy Equipment & Services : 9.45%
Glori Energy Incorporated †	16,500	130,350
Helix Energy Solutions Group Incorporated †	23,000	507,380
Helmerich & Payne Incorporated	3,300	322,971
ION Geophysical Corporation †	85,600	238,824
Key Energy Services Incorporated †	59,500	287,980
Newpark Resources Incorporated †	95,100	1,183,044
Oceaneering International Incorporated	5,100	332,367
Parker Drilling Company †	61,500	303,810
PHI Incorporated (non-voting) †	10,600	436,190
PHI Incorporated (voting) †	100	4,123
Vantage Drilling Company †	41,300	52,451
Willbros Group Incorporated †	56,200	468,146
		4,267,636

Oil, Gas & Consumable Fuels : 12.06%
Clean Energy Fuels Corporation †	16,400	127,920
InterOil Corporation †	54,400	2,951,744
Range Resources Corporation	12,100	820,501
Sanchez Energy Corporation †	6,000	157,560
Stone Energy Corporation †	11,800	370,048
Trilogy Energy Corporation (a)	44,900	1,016,755
		5,444,528

Financials : 19.64%
Banks : 5.39%
Ameris Bancorp	9,800	215,110
BBCN Bancorp Incorporated	14,788	215,757

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name	Shares	Value
Banks (continued)
CenterState Banks Incorporated	25,800	$267,030
City National Corporation	2,800	211,876
First Horizon National Corporation	31,500	386,820
First Niagara Financial Group Incorporated	40,000	333,200
IBERIABANK Corporation	3,400	212,534
Park Sterling Corporation	19,700	130,611
The Bancorp Incorporated †	33,300	286,047
Wilshire Bancorp Incorporated	19,200	177,216
		2,436,201

Capital Markets : 0.66%
Medley Management Incorporated Class A †	17,600	296,912

Consumer Finance : 0.60%
Cash America International Incorporated	6,200	271,560

Insurance : 4.01%
Argo Group International Holdings Limited	23,900	1,202,409
Hilltop Holdings Incorporated †	7,400	148,370
National General Holdings	5,500	92,895
OneBeacon Insurance Group Limited	23,900	368,299
		1,811,973

REITs : 8.70%
Capstead Mortgage Corporation	4,800	58,752
Chimera Investment Corporation	633,600	1,926,144
Invesco Mortgage Capital Incorporated	19,315	303,632
MFA Mortgage Investments Incorporated	69,300	539,154
Redwood Trust Incorporated	36,800	610,144
Sun Communities Incorporated	6,800	343,400
UMH Properties Incorporated	15,500	147,250
		3,928,476

Thrifts & Mortgage Finance : 0.28%
Northwest Bancshares Incorporated	10,300	124,630

Health Care : 6.21%
Health Care Equipment & Supplies : 1.89%
Hologic Incorporated †	8,500	206,805
OraSure Technologies Incorporated †	89,500	646,190
		852,995

Health Care Providers & Services : 2.77%
Air Methods Corporation †	700	38,885
Cross Country Healthcare Incorporated †	43,937	408,175
Gentiva Health Services Incorporated †	32,400	543,672
Healthways Incorporated †	16,300	261,126
		1,251,858

Health Care Technology : 0.51%
Allscripts Healthcare Solutions Incorporated †	17,300	232,079

Life Sciences Tools & Services : 0.35%
Parexel International Corporation †	2,500	157,725

Pharmaceuticals : 0.69%
Prestige Brands Holdings Incorporated †	9,600	310,752

2

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Shares	Value
Industrials : 14.14%
Airlines : 8.14%
American Airlines Group Incorporated	12,000	$425,760
Delta Air Lines Incorporated	43,500	1,572,525
LATAM Airlines Group SP ADR †	18,700	212,619
United Continental Holdings Incorporated †	31,300	1,464,527
		3,675,431

Commercial Services & Supplies : 2.79%
ABM Industries Incorporated	21,900	562,611
ACCO Brands Corporation †	75,200	518,880
Healthcare Services Group Incorporated	6,300	180,243
		1,261,734

Construction & Engineering : 0.07%
Primoris Services Corporation	1,200	32,208

Electrical Equipment : 0.47%
GrafTech International Limited †	46,400	212,512

Machinery : 0.51%
Actuant Corporation Class A	7,600	231,952

Professional Services : 0.64%
Hill International Incorporated †	55,300	221,200
Kforce Incorporated	3,400	66,538
		287,738

Road & Rail : 0.89%
Covenant Transport Incorporated Class A †	21,600	401,544

Trading Companies & Distributors : 0.63%
Applied Industrial Technologies Incorporated	6,200	283,030

Information Technology : 10.95%
Communications Equipment : 0.83%
Brocade Communications Systems Incorporated	16,400	178,268
Harmonic Incorporated †	31,200	197,808
		376,076

Electronic Equipment, Instruments & Components : 6.22%
Checkpoint Systems Incorporated †	27,600	337,548
Cognex Corporation †	10,700	430,889
Coherent Incorporated †	10,300	632,111
OSI Systems Incorporated †	22,200	1,409,256
		2,809,804

Internet Software & Services : 0.31%
Gogo Incorporated †	8,200	138,252

Semiconductors & Semiconductor Equipment : 0.58%
Kulicke & Soffa Industries Incorporated †	18,500	263,255

Technology Hardware, Storage & Peripherals : 3.01%
Cray Incorporated †	43,500	1,141,440
Diebold Incorporated	1,700	60,044
Quantum Corporation †	135,100	156,716
		1,358,200

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name			Shares	Value
Materials : 14.92%
Chemicals : 0.68%
Calgon Carbon Corporation †			7,800	$151,164
Zep Incorporated			11,200	157,024
				308,188

Containers & Packaging : 0.42%
Intertape Polymer Group Incorporated			13,000	188,500

Metals & Mining : 13.01%
Agnico-Eagle Mines Limited			10,200	296,106
Carpenter Technology Corporation			7,700	347,655
Dominion Diamond Corporation †			13,600	193,664
NovaGold Resources Incorporated †			41,900	126,957
Randgold Resources Limited ADR			40,200	2,717,118
Royal Gold Incorporated			8,600	558,484
Sandstorm Gold Limited †			50,400	216,720
Silver Standard Resources Incorporated †			45,300	276,330
Steel Dynamics Incorporated			36,100	816,221
United States Steel Corporation			4,000	156,680
Webco Industries Incorporated †(a)(i)			1,900	171,000
				5,876,935

Paper & Forest Products : 0.81%
Deltic Timber Corporation			2,600	162,032
Wausau Paper Corporation			25,400	201,422
				363,454

Telecommunication Services : 1.46%
Diversified Telecommunication Services : 1.46%
Cincinnati Bell Incorporated †			195,300	658,161

Total Common Stocks (Cost $38,321,176)				44,012,798

Exchange-Traded Funds : 1.49%
KBW Regional Banking ETF			3,622	137,129
Market Vectors Gold Miners ETF			16,947	361,818
Market Vectors Junior Gold Miners ETF			5,240	176,169
Total Exchange-Traded Funds (Cost $963,277)				675,116

		Yield
Short-Term Investments : 0.95%
Investment Companies : 0.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	430,760	430,760

Total Short-Term Investments (Cost $430,760)				430,760

Total investments in securities (Cost $39,715,213)*	99.90%			45,118,674
Other assets and liabilities, net	0.10			43,093

Total net assets	100.00%			$45,161,767

4

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — September 30, 2014 (unaudited)

†	Non-income-earning security
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $40,039,709 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,960,581
Gross unrealized losses	(3,881,616)

Net unrealized gains	$5,078,965

5

Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$3,898,499	$0	$0	$3,898,499
Energy	8,695,409	1,016,755	0	9,712,164
Financials	8,869,752	0	0	8,869,752
Health care	2,805,409	0	0	2,805,409
Industrials	6,386,149	0	0	6,386,149
Information technology	4,945,587	0	0	4,945,587
Materials	6,377,577	359,500	0	6,737,077
Telecommunication services	658,161	0	0	658,161
Exchange-traded funds	675,116	0	0	675,116
Short-term investments
Investment companies	430,760	0	0	430,760

Total assets	$43,742,419	$1,376,255	$0	$45,118,674

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, common stocks with a market value of $1,205,255 were transferred from Level 1 to Level 2 because of a decrease in the market activity of these securities. The Level 2 valuation is based on reference to similar securities from the same issuers which were trading on active markets at the end of the period. At September 30, 2014, there were no transfers into/out of Level 3.

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 29.82%
FHLMC	2.50%	3-1-2028	$96,949	$97,928
FHLMC ±	2.68	11-1-2042	93,435	95,595
FHLMC ±	2.71	7-1-2042	305,253	312,984
FHLMC ±	2.75	10-1-2044	80,000	81,842
FHLMC ±	2.77	8-1-2044	10,871	11,137
FHLMC ±	2.81	7-1-2044	114,591	117,572
FHLMC ±	2.81	9-1-2044	104,000	106,672
FHLMC ±	2.84	7-1-2044	112,542	115,599
FHLMC ±	2.84	8-1-2044	129,957	133,472
FHLMC ±	2.87	9-1-2044	114,948	118,142
FHLMC ±	2.87	6-1-2044	92,665	95,460
FHLMC ±	2.94	1-1-2044	75,168	76,347
FHLMC ±	2.96	11-1-2043	151,307	153,918
FHLMC ±	2.99	10-1-2043	109,326	111,284
FHLMC ±	3.01	11-1-2043	99,641	101,602
FHLMC ±	3.08	7-1-2044	36	37
FHLMC ±	3.08	4-1-2044	100,709	104,488
FHLMC ±	3.17	2-1-2042	168,345	174,557
FHLMC ±	3.22	6-1-2044	81,594	84,342
FHLMC ±	3.24	6-1-2044	210,996	218,824
FHLMC ±	3.42	4-1-2044	52,326	54,249
FHLMC	3.50	6-1-2042	48,788	49,841
FHLMC	3.50	11-1-2042	77,146	78,811
FHLMC	3.50	11-1-2042	47,079	48,095
FHLMC	3.50	3-1-2043	114,382	116,850
FHLMC	3.50	3-1-2043	72,139	73,696
FHLMC	3.50	3-1-2043	79,487	81,203
FHLMC	3.50	4-1-2043	45,700	46,687
FHLMC	3.50	4-1-2043	32,035	32,726
FHLMC	3.50	4-1-2043	57,436	58,675
FHLMC	3.50	4-1-2043	80,089	81,817
FHLMC	3.50	4-1-2043	75,088	76,709
FHLMC	3.50	5-1-2043	94,957	97,006
FHLMC	3.50	8-1-2043	44,395	45,354
FHLMC (a)	3.50	10-15-2044	168,000	171,537
FHLMC	4.00	3-1-2029	61,294	65,834
FHLMC	4.00	4-1-2029	44,605	47,909
FHLMC	4.00	11-1-2032	74,095	79,083
FHLMC	4.00	6-1-2033	21,832	23,215
FHLMC	4.00	11-1-2033	28,047	29,958
FHLMC	4.00	5-1-2034	46,339	49,262
FHLMC	4.50	6-1-2042	227,934	249,384
FHLMC	5.00	8-1-2039	380,802	426,857
FHLMC	5.00	8-1-2041	435,406	484,799
FHLMC	5.50	7-1-2038	169,643	192,771
FHLMC Series 2980 Class QA	6.00	5-15-2035	355,653	395,615
FHLMC Series 336 Class 300	3.00	8-15-2044	332,732	334,501
FHLMC Series 3529 Class AG	6.50	4-15-2039	95,315	105,604
FHLMC Series 3622 Class WA	5.50	9-15-2039	153,024	171,599
FHLMC Series 3664 Class DA	4.00	11-15-2037	61,355	65,273
FHLMC Series 3876 Class NB	5.00	8-15-2038	100,752	109,366
FHLMC Series 4281 Class CE	4.00	7-15-2043	90,320	96,451
FHLMC Series 4302 Class PA	4.00	12-15-2043	332,482	354,601
FHLMC Series 4384 Class LA	3.50	9-15-2040	677,000	710,991
FHLMC Series T-48 Class 1A3 ±	5.69	7-25-2033	2,302	2,592
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	384	441
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	24,710	29,345
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	34,088	40,289
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	35,355	41,992
FNMA ±	2.99	4-1-2044	71,285	73,818
FNMA ¤	0.00	10-9-2019	260,000	230,631
FNMA ±	2.39	1-1-2036	48,814	52,117
FNMA	2.50	11-1-2027	241,539	244,357

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	2.50%	11-1-2027	$623,261	$630,532
FNMA	2.50	12-1-2027	99,260	100,418
FNMA ±	2.55	5-1-2043	62,502	62,417
FNMA	2.63	9-6-2024	102,000	100,208
FNMA ±	2.73	7-1-2044	62,618	64,148
FNMA ±	2.76	9-1-2044	156,729	160,713
FNMA ±	2.76	8-1-2044	120,579	124,411
FNMA ±	2.81	7-1-2044	99,455	102,274
FNMA ±	2.82	8-1-2044	19,000	19,537
FNMA ±	2.85	12-1-2043	115,745	118,690
FNMA ±	2.87	7-1-2044	235,120	242,130
FNMA ±	2.92	10-1-2044	245,000	252,773
FNMA ±	2.98	1-1-2044	60,282	61,478
FNMA ±	2.99	4-1-2044	58,711	60,796
FNMA	3.00	12-1-2037	66,597	65,643
FNMA %%	3.00	9-25-2042	1,200,000	1,182,937
FNMA (a)	3.01	11-25-2044	91,000	93,365
FNMA ±	3.07	1-1-2044	67,937	70,531
FNMA ±	3.12	9-1-2044	124,000	127,639
FNMA ±	3.15	7-1-2044	46,842	48,244
FNMA ±	3.19	7-1-2044	73,661	76,148
FNMA ±	3.23	4-1-2044	481,136	498,407
FNMA ±	3.30	9-1-2044	177,000	183,870
FNMA %%	3.50	10-25-2026	300,000	314,648
FNMA	3.50	9-1-2034	252,139	262,320
FNMA	3.50	10-1-2034	119,000	123,805
FNMA %%	3.50	6-25-2042	1,100,000	1,121,141
FNMA	3.50	8-1-2042	123,620	126,222
FNMA %%	3.50	10-1-2042	1,000,000	1,022,175
FNMA (a)	3.50	10-25-2044	105,000	107,210
FNMA	4.00	3-1-2025	9,753	10,479
FNMA	4.00	5-1-2025	19,022	20,284
FNMA	4.00	6-1-2025	123,311	132,163
FNMA	4.00	6-1-2026	25,923	27,855
FNMA	4.00	11-1-2028	25,262	27,080
FNMA	4.00	12-1-2028	57,820	62,129
FNMA	4.00	12-1-2028	26,246	28,199
FNMA	4.00	1-1-2029	233,502	250,919
FNMA	4.00	1-1-2029	38,325	41,187
FNMA	4.00	1-1-2029	31,112	33,432
FNMA	4.00	2-1-2029	87,075	93,580
FNMA	4.00	2-1-2029	48,131	51,605
FNMA	4.00	2-1-2029	63,035	67,738
FNMA	4.00	2-1-2029	37,223	39,909
FNMA	4.00	2-1-2029	93,415	100,383
FNMA	4.00	3-1-2029	89,526	96,204
FNMA	4.00	3-1-2029	46,440	49,789
FNMA	4.00	3-1-2029	24,196	26,000
FNMA	4.00	3-1-2029	25,457	27,354
FNMA	4.00	3-1-2029	33,729	36,242
FNMA	4.00	3-1-2029	61,746	66,360
FNMA	4.00	3-1-2029	24,247	26,056
FNMA	4.00	7-1-2029	64,006	68,782
FNMA (a)	4.00	10-25-2029	97,000	104,235
FNMA	4.00	10-1-2031	45,186	47,782
FNMA	4.00	11-1-2031	139,721	149,403
FNMA	4.00	2-1-2032	189,767	201,880
FNMA	4.00	9-1-2033	48,188	51,539
FNMA	4.00	9-1-2033	40,149	42,889
FNMA	4.00	9-1-2033	43,135	45,998
FNMA	4.00	10-1-2033	21,923	23,446
FNMA	4.00	11-1-2033	25,417	27,187
FNMA	4.00	11-1-2033	141,467	150,598
FNMA	4.00	2-1-2034	82,850	88,505
FNMA	4.00	2-1-2034	51,607	55,131

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	3-1-2034	$256,000	$272,373
FNMA	4.00	4-1-2034	171,439	183,146
FNMA	4.00	5-1-2034	34,566	36,926
FNMA	4.00	6-1-2034	34,429	36,780
FNMA	4.00	6-1-2034	26,709	28,562
FNMA	4.00	6-1-2034	56,003	59,888
FNMA	4.00	6-1-2034	53,504	57,158
FNMA	4.00	7-1-2034	53,681	57,405
FNMA	4.00	7-1-2034	61,645	65,855
FNMA	4.00	7-1-2034	45,629	48,745
FNMA	4.00	7-1-2034	40,589	43,404
FNMA	4.00	7-1-2034	66,172	70,405
FNMA	4.00	8-1-2034	91,700	97,963
FNMA	4.00	8-1-2034	51,833	55,429
FNMA	4.00	8-1-2034	55,842	59,656
FNMA	4.00	9-1-2034	35,000	37,428
FNMA	4.00	9-1-2034	61,000	65,166
FNMA	4.00	10-1-2034	181,000	192,608
FNMA %%	4.00	3-25-2042	400,000	420,312
FNMA	4.50	5-1-2034	100,199	110,634
FNMA	4.50	5-1-2034	36,614	40,337
FNMA (a)	4.50	10-25-2034	70,000	76,249
FNMA	5.00	3-1-2041	15,709	17,338
FNMA	5.00	7-1-2041	725,491	814,642
FNMA	5.00	8-1-2041	45,782	51,408
FNMA	5.50	9-1-2034	28,128	30,937
FNMA	5.50	4-1-2036	18,681	20,794
FNMA	5.50	7-1-2039	36,416	41,388
FNMA	5.50	4-1-2040	118,228	134,398
FNMA	5.50	4-25-2042	8,908	9,884
FNMA	6.00	8-1-2034	32,191	36,638
FNMA	6.00	8-1-2034	19,161	21,812
FNMA	6.00	4-1-2035	9,295	10,595
FNMA	6.00	12-1-2035	68,888	78,236
FNMA	6.00	7-1-2037	159,047	181,082
FNMA	6.00	7-1-2037	28,384	32,341
FNMA Series 2002-33 Class A2	7.50	6-25-2032	25,735	30,124
FNMA Series 2002-95 Class DB	6.00	1-25-2033	95,417	107,341
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	86,000	92,977
FNMA Series 2005-5 Class PA	5.00	1-25-2035	29,237	31,503
FNMA Series 2006-56 Class CA	6.00	7-25-2036	18,521	20,310
FNMA Series 2009-20 Class DT	4.50	4-25-2039	102,807	109,754
FNMA Series 2012-130 Class DC	3.00	12-25-2042	576,757	569,657
FNMA Series 2012-134 Class LC	3.00	12-25-2042	79,773	79,310
FNMA Series 2013-121 Class LB	3.00	12-25-2043	397,855	409,943
GNMA %%	3.50	11-20-2042	500,000	516,719
GNMA %%	4.00	10-1-2041	2,000,000	2,119,688
GNMA %%	4.50	12-20-2040	600,000	650,930
TVA	2.88	9-15-2024	280,000	278,522
Total Agency Securities (Cost $26,442,099)				26,645,565

Asset-Backed Securities : 15.52%
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	51,525	51,598
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	61,819	61,925
Ally Auto Receivables Trust Series 2011-5 Class A4	1.32	7-15-2016	58,411	58,568
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	7,735	7,741
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	101,800	101,883
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	81,000	80,820
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	567,000	565,198
Ally Auto Receivables Trust Series 2014-2 Class A4	1.84	1-15-2020	42,000	41,997
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	186,000	185,334
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	130,000	129,241

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
American Express Credit Account Master Trust Series 2012 Class A ±	0.39%	5-15-2020	$354,000	$353,175
American Express Issuance Trust II Series 2013-2 Class A ±	0.57	5-17-2021	103,000	103,410
American Express Issuance Trust II Series 2013-2 Class A ±	0.58	8-15-2019	180,000	180,430
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2	0.53	11-8-2016	13,600	13,603
Avis Budget Rental Car Aesop Series 2013-1A Class A 144A	1.92	9-20-2019	152,000	150,692
Bank of America Credit Card Trust Series 2007-A4 Class A4 ±	0.19	11-15-2019	148,000	147,011
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.42	9-16-2019	280,000	280,274
Bank of America Credit Card Trust Series 2014-A3 Class A ±	0.44	1-15-2020	379,000	379,052
California Republic Auto Receivables Asset Trust Series 2014-3 Class A4	1.79	3-16-2020	50,000	49,857
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	284,000	284,420
Capital Auto Receivables Asset Trust Series 2013-2 Class A2	0.92	9-20-2016	148,000	148,271
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	79,000	79,638
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	50,000	50,517
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	127,000	127,209
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	172,000	172,367
Capital Auto Receivables Asset Trust Series 2013-A1 Class A1	0.63	11-15-2018	185,000	184,756
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	118,000	118,424
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	102,000	102,141
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.45	6-20-2016	192,000	192,059
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	177,000	176,837
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.57	12-16-2019	52,000	51,685
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	51,000	51,097
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	196,000	195,599
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	29,000	28,925
Chase Issuance Trust Series 2012-A2 Class A2 ±	0.42	5-15-2019	276,000	276,720
Chase Issuance Trust Series 2013-A7 Class A ±	0.58	9-15-2020	200,000	200,836
Chase Issuance Trust Series 2013-A9 Class A ±	0.57	11-16-2020	297,000	297,615
Chase Issuance Trust Series 2014-A5 Class A5 ±	0.52	4-15-2021	100,000	100,189
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	100,000	99,636
Chrysler Capital Auto Receivables Asset Trust Series 2014-BA Class A3 144A	1.27	5-15-2019	54,000	53,991
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.58	9-10-2020	430,000	431,662
Citibank Credit Card Issuance Trust Series 2014-A2 Class A2	1.02	2-22-2019	186,000	185,205
Citibank Credit Card Issuance Trust Series 2014-A3 Class A3 ±	0.35	5-9-2018	255,000	255,000
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	465,000	463,271
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8	1.73	4-9-2020	22,000	21,998
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.58	7-15-2021	200,000	200,344
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	141,000	140,529
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	81,096	81,588
MBNA Credit Card Master Note Trust Series 2004-A3 Class A3 ±	0.41	8-16-2021	231,000	229,818
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	28,566	28,667
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.46	3-27-2023	100,000	100,035
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.41	10-27-2036	150,357	148,881
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.34	10-25-2033	66,000	64,866
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.32	11-23-2022	51,590	51,504
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.31	10-26-2026	194,134	193,782
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	23,902	23,890
Nelnet Student Loan Trust Series 2007-2A Class A3L 144A±	0.58	3-25-2026	343,309	341,017
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.95	4-25-2046	64,914	65,586
Nelnet Student Loan Trust Series 2014-3A Class A 144A±	0.73	6-25-2041	269,907	269,718
Nissan Auto Receivables Owner Series 2014-A Class A2	0.42	11-15-2016	57,937	57,932
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	15,580	15,587
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	1,186	1,186
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	45,158	45,164
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.43	7-27-2026	73,475	74,438
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.38	10-25-2029	262,000	254,891
SLM Student Loan Trust Series 2005-9 Class A ±	0.35	1-27-2025	199,845	199,472
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.33	1-25-2021	181,000	178,673
SLM Student Loan Trust Series 2006-5 Class A5 ±	0.34	1-25-2027	488,000	483,023
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.63	5-15-2028	77,881	77,889
SLM Student Loan Trust Series 2007-2 Class B ±	0.40	7-25-2025	100,000	90,278
SLM Student Loan Trust Series 2010-1 Class A ±	0.55	3-25-2025	130,136	130,133
SLM Student Loan Trust Series 2012-3 Class A ±	0.80	12-26-2025	395,210	398,153

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2012-6 Class B ±	1.15%	4-27-2043	$100,000	$93,188
SLM Student Loan Trust Series 2012-A Class A1 144A±	1.55	8-15-2025	171,216	173,314
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.25	8-15-2023	118,158	118,966
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	155,000	159,834
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.90	10-16-2023	79,688	79,994
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.90	6-15-2045	233,000	240,587
SLM Student Loan Trust Series 2013-1 Class B ±	1.95	11-25-2043	100,000	100,199
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.45	5-26-2020	106,000	105,938
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.55	10-26-2020	100,000	100,254
SLM Student Loan Trust Series 2013-6 Class A3 ±	0.80	6-26-2028	153,000	152,543
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.75	8-15-2022	143,722	143,971
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.80	7-15-2022	104,992	105,142
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	250,000	243,460
SLM Student Loan Trust Series 2013-C Class A1 144A±	1.00	2-15-2022	136,778	137,428
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.53	7-26-2021	100,000	100,258
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.74	3-26-2029	119,000	119,659
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.75	7-15-2022	83,893	83,955
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	101,000	101,175
Trade Maps Limited Series 2013-1A Class A 144A±	0.85	12-10-2018	268,000	268,725
Total Asset-Backed Securities (Cost $13,839,863)				13,867,511

Corporate Bonds and Notes : 17.04%
Consumer Discretionary : 1.33%
Auto Components : 0.09%
Johnson Controls Incorporated	4.63	7-2-2044	50,000	48,895
Johnson Controls Incorporated	4.95	7-2-2064	30,000	29,270
				78,165
Automobiles : 0.56%
Daimler Finance North America LLC 144A	1.88	1-11-2018	150,000	149,871
Daimler Finance North America LLC 144A	2.38	8-1-2018	150,000	151,858
General Motors Company	3.50	10-2-2018	120,000	121,950
General Motors Company	4.88	10-2-2023	75,000	79,313
				502,992
Hotels, Restaurants & Leisure : 0.08%
Yum! Brands Incorporated	5.35	11-1-2043	65,000	70,694
Media : 0.54%
Comcast Corporation	4.20	8-15-2034	50,000	49,571
DIRECTV Holdings LLC	3.80	3-15-2022	95,000	96,578
DIRECTV Holdings LLC	4.45	4-1-2024	115,000	119,940
Thomson Reuters Corporation	3.85	9-29-2024	105,000	104,232
Viacom Incorporated	5.25	4-1-2044	110,000	113,686
				484,007
Specialty Retail : 0.06%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	55,000	53,854
Consumer Staples : 0.95%
Beverages : 0.33%
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	150,000	149,242
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	75,000	70,419

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	7.75%	1-15-2019	$65,000	$78,488
				298,149
Food Products : 0.54%
Tyson Foods Incorporated	3.95	8-15-2024	50,000	50,102
Tyson Foods Incorporated	4.50	6-15-2022	100,000	106,008
WM Wrigley Jr Company 144A	2.00	10-20-2017	40,000	40,377
WM Wrigley Jr Company 144A	2.40	10-21-2018	55,000	55,402
WM Wrigley Jr Company 144A	2.90	10-21-2019	107,000	108,528
WM Wrigley Jr Company 144A	3.38	10-21-2020	115,000	116,744
				477,161
Tobacco : 0.08%
Altria Group Incorporated	5.38	1-31-2044	65,000	69,254
Energy : 1.56%
Energy Equipment & Services : 0.05%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	50,000	46,347
Oil, Gas & Consumable Fuels : 1.51%
Access Midstream Partners LP	4.88	5-15-2023	130,000	133,413
Cimarex Energy Company	4.38	6-1-2024	140,000	140,728
Continental Resources Company	4.50	4-15-2023	120,000	124,334
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	105,000	108,411
El Paso Pipeline Partners Operating LLC	4.30	5-1-2024	100,000	99,345
Energy Transfer Partners LP	5.95	10-1-2043	40,000	42,882
EQT Midstream Partners LP	4.00	8-1-2024	80,000	78,882
Kerr-McGee Corporation	6.95	7-1-2024	100,000	125,872
Kinder Morgan Energy Partners LP	4.15	2-1-2024	50,000	49,600
Kinder Morgan Energy Partners LP	5.00	8-15-2042	25,000	23,552
Kinder Morgan Energy Partners LP	5.00	3-1-2043	25,000	23,114
Marathon Petroleum Corporation	4.75	9-15-2044	25,000	23,943
Marathon Petroleum Corporation	5.00	9-15-2054	35,000	33,239
Newfield Exploration Company	5.63	7-1-2024	85,000	91,163
Rowan Companies Incorporated	5.40	12-1-2042	54,000	50,631
Southeast Supply Header LLC 144A	4.25	6-15-2024	100,000	101,997
TC Pipelines LP	4.65	6-15-2021	28,000	29,589
Western Gas Partners LP	5.38	6-1-2021	30,000	33,421
Williams Companies Incorporated	5.75	6-24-2044	35,000	34,389
				1,348,505
Financials : 6.87%
Banks : 2.32%
Bank of America Corporation	1.50	10-9-2015	345,000	347,591
Bank of America Corporation	4.00	4-1-2024	70,000	70,750
Bank of America Corporation	4.20	8-26-2024	75,000	74,254
Bank of America Corporation	6.00	9-1-2017	120,000	133,647
Capital One NA	2.40	9-5-2019	250,000	247,439
Citigroup Incorporated	1.55	8-14-2017	175,000	173,729
Citigroup Incorporated	1.70	7-25-2016	120,000	121,208
Citigroup Incorporated	2.50	7-29-2019	185,000	183,392
Citigroup Incorporated	2.65	3-2-2015	74,000	74,658
Credit Suisse New York	3.63	9-9-2024	250,000	246,726
HSBC USA Incorporated	2.38	2-13-2015	140,000	141,052
Inter-American Development Bank	3.88	10-28-2041	95,000	96,978
Inter-American Development Bank	4.38	1-24-2044	35,000	39,495
JPMorgan Chase & Company	3.63	5-13-2024	50,000	49,921

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
JPMorgan Chase & Company	4.85%	2-1-2044	$65,000	$68,091
				2,068,931
Capital Markets : 1.34%
Ameriprise Financial Incorporated	3.70	10-15-2024	80,000	80,369
Goldman Sachs Group Incorporated	3.85	7-8-2024	130,000	129,322
Goldman Sachs Group Incorporated	6.25	2-1-2041	40,000	48,449
Goldman Sachs Group Incorporated	6.75	10-1-2037	45,000	53,518
Lazard Group LLC	4.25	11-14-2020	105,000	109,798
Lazard Group LLC	6.85	6-15-2017	210,000	236,626
Morgan Stanley	2.38	7-23-2019	205,000	201,712
Morgan Stanley	3.88	4-29-2024	115,000	114,914
Morgan Stanley	4.35	9-8-2026	120,000	117,977
Morgan Stanley	5.38	10-15-2015	100,000	104,725
				1,197,410
Consumer Finance : 1.09%
American Express Credit Corporation	1.75	6-12-2015	220,000	221,966
American Express Credit Corporation	2.25	8-15-2019	125,000	124,040
Murray Street Investment Trust I	4.65	3-9-2017	188,000	201,240
Synchrony Financial	4.25	8-15-2024	95,000	95,039
Toyota Motor Credit Corporation	1.13	5-16-2017	210,000	209,211
Toyota Motor Credit Corporation	2.75	5-17-2021	125,000	126,148
				977,644
Diversified Financial Services : 0.16%
General Electric Capital Corporation	5.88	1-14-2038	115,000	138,709

Insurance : 0.96%
ACE INA Holdings Incorporated	3.35	5-15-2024	60,000	59,881
Alleghany Corporation	4.90	9-15-2044	35,000	34,489
American International Group Incorporated	6.40	12-15-2020	66,000	78,347
American International Group Incorporated ±	8.18	5-15-2068	25,000	33,688
Assurant Incorporated	2.50	3-15-2018	105,000	105,465
Liberty Mutual Group Incorporated 144A	4.85	8-1-2044	95,000	94,485
Markel Corporation	3.63	3-30-2023	45,000	44,742
Markel Corporation	4.90	7-1-2022	65,000	70,828
Metlife Incorporated %%	1.90	12-15-2017	100,000	100,305
Metlife Incorporated %%	4.72	12-15-2044	25,000	25,235
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	90,000	91,721
W.R. Berkley Corporation	4.63	3-15-2022	56,000	59,894
W.R. Berkley Corporation	4.75	8-1-2044	60,000	59,017
				858,097
REITs : 1.00%
American Tower Corporation	3.45	9-15-2021	105,000	102,958
American Tower Corporation	3.50	1-31-2023	61,000	58,006
American Tower Corporation	5.05	9-1-2020	68,000	73,760
DDR Corporation	3.38	5-15-2023	120,000	114,963
DDR Corporation	4.63	7-15-2022	125,000	132,126
Federal Realty Investment Trust	3.00	8-1-2022	40,000	39,247
Federal Realty Investment Trust	3.95	1-15-2024	55,000	56,755
Healthcare Trust of America Holdings LP	3.38	7-15-2021	70,000	69,658
Mid America Apartments LP	4.30	10-15-2023	80,000	82,880
Mid-America Apartments LP	3.75	6-15-2024	110,000	108,462
Tanger Properties LP	3.88	12-1-2023	55,000	55,582
				894,397

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.15%
Biotechnology : 0.59%
Amgen Incorporated	1.25%	5-22-2017	$205,000	$203,937
Amgen Incorporated	3.63	5-22-2024	75,000	74,430
Amgen Incorporated	5.38	5-15-2043	50,000	54,456
Celgene Corporation	2.25	5-15-2019	100,000	99,555
Celgene Corporation	4.63	5-15-2044	50,000	49,055
Celgene Corporation	5.25	8-15-2043	45,000	48,855
				530,288
Health Care Providers & Services : 0.32%
McKesson Corporation	3.80	3-15-2024	60,000	60,521
WellPoint Incorporated	3.50	8-15-2024	65,000	63,410
WellPoint Incorporated	3.13	5-15-2022	127,000	125,476
WellPoint Incorporated	5.10	1-15-2044	35,000	37,188
				286,595
Life Sciences Tools & Services : 0.20%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	125,000	124,626
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	50,000	51,500
				176,126
Pharmaceuticals : 0.04%
Mylan Incorporated	5.40	11-29-2043	30,000	31,795
Industrials : 0.71%
Aerospace & Defense : 0.26%
Northrop Grumman Corporation	3.25	8-1-2023	135,000	133,522
Northrop Grumman Corporation	4.75	6-1-2043	100,000	102,787
				236,309
Machinery : 0.06%
Valmont Industries Incorporated	5.25	10-1-2054	55,000	53,703

Road & Rail : 0.39%
Burlington Northern Santa Fe LLC	4.55	9-1-2044	50,000	49,963
ERAC USA Finance LLC 144A	3.85	11-15-2024	40,000	40,084
ERAC USA Finance LLC 144A	5.63	3-15-2042	112,000	126,491
Penske Truck Leasing Company LP 144A	2.50	6-15-2019	130,000	129,295
				345,833

Information Technology : 1.18%
Electronic Equipment, Instruments & Components : 0.09%
L-3 Communications Corporation	3.95	5-28-2024	80,000	79,400

Internet Software & Services : 0.07%
Google Incorporated	3.38	2-25-2024	60,000	61,265

IT Services : 0.16%
Mastercard Incorporated	3.38	4-1-2024	140,000	140,802

Semiconductors & Semiconductor Equipment : 0.02%
Broadcom Corporation	4.50	8-1-2034	20,000	20,404

Software : 0.35%
Oracle Corporation	3.40	7-8-2024	125,000	124,541

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
Oracle Corporation	4.30%	7-8-2034	$135,000	$136,066
Oracle Corporation	4.50	7-8-2044	55,000	55,677
				316,284

Technology Hardware, Storage & Peripherals : 0.49%
Apple Incorporated	2.85	5-6-2021	220,000	220,661
Apple Incorporated	3.45	5-6-2024	135,000	136,383
Apple Incorporated	4.45	5-6-2044	75,000	76,818
				433,862

Materials : 0.26%
Chemicals : 0.09%
Mosaic Company	5.45	11-15-2033	30,000	33,161
Mosaic Company	5.63	11-15-2043	40,000	44,643
				77,804

Metals & Mining : 0.17%
Alcoa Incorporated	5.13	10-1-2024	75,000	75,119
Nucor Corporation	4.00	8-1-2023	50,000	51,226
Vale Overseas Limited	8.25	1-17-2034	25,000	31,366
				157,711

Telecommunication Services : 1.34%
Diversified Telecommunication Services : 1.34%
AT&T Incorporated	4.30	12-15-2042	50,000	45,693
AT&T Incorporated	4.35	6-15-2045	80,000	73,532
AT&T Incorporated	4.80	6-15-2044	75,000	73,779
Verizon Communications Incorporated	1.35	6-9-2017	270,000	268,718
Verizon Communications Incorporated	3.45	3-15-2021	95,000	96,431
Verizon Communications Incorporated 144A	4.86	8-21-2046	147,000	147,416
Verizon Communications Incorporated	5.05	3-15-2034	95,000	100,653
Verizon Communications Incorporated	5.15	9-15-2023	245,000	270,984
Verizon Communications Incorporated	6.40	9-15-2033	100,000	121,679
				1,198,885

Utilities : 1.69%
Electric Utilities : 1.00%
Alabama Power Company	4.15	8-15-2044	35,000	34,737
American Electric Power Company	1.65	12-15-2017	130,000	129,954
American Transmission Systems Incorporated 144A	5.00	9-1-2044	55,000	55,447
Connecticut Light & Power Company	4.30	4-15-2044	45,000	46,033
Duke Energy Ohio Incorporated	3.75	4-15-2024	100,000	102,548
Duke Energy Ohio Incorporated	3.80	9-1-2023	50,000	52,332
Niagara Mohawk Power Corporation 144A	4.28	10-1-2034	60,000	60,351
PacifiCorp	3.60	4-1-2024	115,000	118,226
Potomac Electric Power	3.60	3-15-2024	50,000	51,437
PPL Capital Funding Incorporated	3.95	3-15-2024	55,000	56,556
Public Service Company of Colorado	4.30	3-15-2044	30,000	30,739
Public Service Electric & Gas Company	4.00	6-1-2044	120,000	117,559
Southwestern Electric Power Company	3.55	2-15-2022	40,000	40,980
				896,899

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Gas Utilities : 0.09%
ONEOK Partners LP	2.00%	10-1-2017	$80,000	$80,462

Multi-Utilities : 0.60%
Ameren Illinois Company	4.30	7-1-2044	35,000	35,326
Berkshire Hathaway Energy	5.15	11-15-2043	35,000	38,797
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	15,000	15,250
Consumers Energy Company	4.35	8-31-2064	40,000	39,722
Dominion Resources Incorporated ±%%	5.75	10-1-2054	50,000	50,572
Dominion Resources Incorporated	8.88	1-15-2019	110,000	138,445
Pacific Gas & Electric Corporation	3.25	6-15-2023	50,000	49,515
Puget Energy Incorporated	6.00	9-1-2021	145,000	168,633
				536,260

Total Corporate Bonds and Notes (Cost $15,014,932)				15,225,003

Municipal Obligations : 1.01%
California : 0.27%
California Build America Bonds (GO)	7.60	11-1-2040	80,000	118,333
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	90,000	127,490
				245,823

Illinois : 0.06%
Illinois Finance Authority (GO)	5.88	3-1-2019	45,000	49,987

Nevada : 0.15%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	95,000	129,781

New Jersey : 0.18%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	119,000	165,097

New York : 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	125,000	124,675

Ohio : 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	36,000	38,000

Texas : 0.17%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	109,000	150,465

Total Municipal Obligations (Cost $740,566)				903,828

Non-Agency Mortgage Backed Securities : 5.18%
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	100,000	110,962
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class A3	3.75	3-10-2047	49,000	50,423
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class AAB	3.55	3-10-2047	69,000	71,376
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	60,000	61,468
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	35,000	36,004
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	128,000	130,818
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	262,000	266,999

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45%	7-15-2047	$58,000	$59,401
Commercial Mortgage Pass-Through Certificate Series 2014-LC15 Class ASB	3.53	4-10-2047	102,000	105,100
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	98,000	100,873
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	138,000	148,266
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	126,000	130,497
Commercial Mortgage Trust Series 2013-CR7 Class A4	3.21	3-10-2046	25,000	24,948
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	52,493	53,574
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	90,866	93,838
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A3 144A	5.00	11-10-2046	100,000	111,674
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	111,000	121,186
Ford Credit Floorplan Master Trust Series 2012-2 Class A	1.92	1-15-2019	140,000	142,210
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	64,000	65,544
GS Mortgage Securities Trust Series 2005-GG4 Class A4	4.75	7-10-2039	53,307	53,718
GS Mortgage Securities Trust Series 2013-GC16 Class A3	4.24	11-10-2046	47,000	50,278
GS Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	165,000	173,545
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	60,000	62,331
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	133,000	138,151
GS Mortgage Securities Trust Series 2014-GC24 Class AAB	3.65	9-12-2047	182,000	188,111
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	334,503	376,473
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	8,454	8,511
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	50,471	52,441
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	67,025	69,446
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	90,000	88,808
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A5	2.84	12-15-2047	26,000	25,309
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class ASB	3.43	8-15-2047	52,000	53,221
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C23 Class ASB	3.66	9-15-2047	93,000	96,268
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-LVR3 Class 2A1 ±	3.00	9-25-2044	54,000	54,557
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	266,000	283,141
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C22 Class A4	3.80	9-15-2047	36,000	36,945
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	108	109
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-7 Class A4 ±	5.81	6-12-2050	132,000	143,613
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	149,146	150,017
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	61,000	63,158
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	148,000	146,403
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	198,000	205,040
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	191,000	190,917
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	33,000	32,800
Total Non-Agency Mortgage Backed Securities (Cost $4,583,501)				4,628,472

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 33.85%
U.S. Treasury Bond	2.75%	11-15-2042	$156,000	$142,740
U.S. Treasury Bond	3.13	11-15-2041	412,000	408,653
U.S. Treasury Bond	3.13	2-15-2043	288,000	283,860
U.S. Treasury Bond	3.13	8-15-2044	65,000	63,964
U.S. Treasury Bond	3.38	5-15-2044	317,000	327,303
U.S. Treasury Bond	3.63	8-15-2043	523,000	565,331
U.S. Treasury Bond	3.63	2-15-2044	602,000	650,630
U.S. Treasury Bond	3.75	11-15-2043	209,000	231,010
U.S. Treasury Note	0.50	9-30-2016	2,403,000	2,398,869
U.S. Treasury Note ##	0.63	8-31-2017	680,000	671,075
U.S. Treasury Note ##	0.63	9-30-2017	1,844,000	1,817,061
U.S. Treasury Note ##	0.88	5-15-2017	963,000	961,796
U.S. Treasury Note ##	0.88	7-15-2017	2,016,000	2,009,228
U.S. Treasury Note	0.88	8-15-2017	539,000	536,473
U.S. Treasury Note	1.00	9-15-2017	4,154,000	4,147,835
U.S. Treasury Note	1.00	8-31-2019	308,000	296,522
U.S. Treasury Note	1.38	2-28-2019	1,703,000	1,681,713
U.S. Treasury Note	1.50	1-31-2019	1,279,000	1,271,405
U.S. Treasury Note	1.63	3-31-2019	856,000	853,860
U.S. Treasury Note	1.63	6-30-2019	792,000	788,040
U.S. Treasury Note	1.63	8-31-2019	396,000	393,401
U.S. Treasury Note	1.75	9-30-2019	3,666,000	3,661,989
U.S. Treasury Note	2.00	8-31-2021	787,000	776,424
U.S. Treasury Note	2.25	7-31-2021	334,000	335,200
U.S. Treasury Note	2.38	8-15-2024	813,000	803,854
U.S. Treasury Note	2.50	5-15-2024	1,855,000	1,856,740
U.S. Treasury Note	2.75	2-15-2024	617,000	631,702
U.S. Treasury Note	3.13	4-30-2017	1,586,000	1,675,584
Total U.S. Treasury Securities (Cost $30,182,238)				30,242,262

Yankee Corporate Bonds and Notes : 4.79%
Consumer Discretionary : 0.29%
Media : 0.11%
British Sky Broadcasting 144A	3.75	9-16-2024	105,000	104,789

Textiles, Apparel & Luxury Goods : 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	158,000	158,692

Consumer Staples : 0.19%
Beverages : 0.19%
Pernod Ricard SA 144A	5.75	4-7-2021	150,000	170,864

Energy : 1.24%
Oil, Gas & Consumable Fuels : 1.24%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	55,000	63,314
Ecopetrol SA	5.88	5-28-2045	45,000	45,594
Ecopetrol SA	7.38	9-18-2043	45,000	54,360
Petrobras Global Finance Company	3.00	1-15-2019	70,000	68,181
Petrobras Global Finance Company	4.88	3-17-2020	100,000	101,321
Petroleos Mexicanos Company ±	2.25	7-18-2018	50,000	52,250
Petroleos Mexicanos Company	5.50	6-27-2044	70,000	71,443
Petroleos Mexicanos Company 144A	6.38	1-23-2045	100,000	113,080
Statoil ASA	2.90	11-8-2020	95,000	96,903
Talisman Energy Incorporated	3.75	2-1-2021	100,000	101,097
Total Capital International SA	2.10	6-19-2019	130,000	129,460
Total Capital International SA	2.75	6-19-2021	50,000	49,788
TransCanada Pipelines Limited	4.63	3-1-2034	95,000	97,465

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International Limited	5.95%	4-15-2042	$60,000	$64,447
				1,108,703

Financials : 2.08%
Banks : 1.53%
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.35	9-8-2019	325,000	322,346
ING Bank NV 144A%%	2.50	10-1-2019	275,000	273,346
ING Bank NV 144A	5.80	9-25-2023	90,000	99,162
Mizuho Bank Limited 144A	2.65	9-25-2019	200,000	199,972
Norddeutsche Landesbank Pfandbriefe 144A	2.00	2-5-2019	200,000	199,338
Toronto Dominion Bank 144A	2.25	9-25-2019	270,000	270,326
				1,364,490

Consumer Finance : 0.25%
CNOOC Finance Corporation Limited	1.63	4-30-2017	225,000	225,078

Diversified Financial Services : 0.30%
BHP Billiton Finance USA Limited	5.00	9-30-2043	50,000	54,851
Volkswagen International Finance NV 144A	1.13	11-18-2016	210,000	210,201
				265,052

Health Care : 0.25%
Pharmaceuticals : 0.25%
Actavis Funding SCS 144A	3.85	6-15-2024	130,000	126,055
Actavis Funding SCS 144A	4.85	6-15-2044	35,000	32,882
Teva Pharmaceutical Finance BV	3.65	11-10-2021	65,000	66,081
				225,018

Information Technology : 0.23%
Internet Software & Services : 0.23%
Tencent Holdings Limited 144A	3.38	5-2-2019	200,000	202,204

Materials : 0.15%
Chemicals : 0.07%
LYB International Finance BV	4.88	3-15-2044	65,000	66,340

Metals & Mining : 0.08%
Xstrata Finance Canada 144A	2.05	10-23-2015	71,000	71,791

Telecommunication Services : 0.26%
Wireless Telecommunication Services : 0.26%
America Movil SAB de CV	3.13	7-16-2022	235,000	228,204

Utilities : 0.10%
Electric Utilities : 0.10%
Electricite de France 144A	6.00	1-22-2114	80,000	90,737

Total Yankee Corporate Bonds and Notes (Cost $4,230,665)				4,281,962

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name		Interest Rate	Maturity date	Principal	Value
Yankee Government Bonds : 1.32%
Province of Manitoba		3.05%	5-14-2024	$75,000	$75,703
Republic of Paraguay 144A		6.01	8-11-2044	100,000	105,500
Republic of Poland		4.00	1-22-2024	138,000	141,795
Republic of Slovenia 144A		5.25	2-18-2024	200,000	213,000
Slovak Republic 144A		4.38	5-21-2022	375,000	399,754
United Mexican States		5.75	10-12-2110	235,000	242,403
Total Yankee Government Bonds (Cost $1,136,338)					1,178,155

		Yield		Shares
Short-Term Investments : 2.71%
Investment Companies : 2.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		2,423,111	2,423,111

Total Short-Term Investments (Cost $2,423,111)					2,423,111

Total investments in securities (Cost $98,593,313)*	111.24%				99,395,869
Other assets and liabilities, net	(11.24)				(10,045,826)

Total net assets	100.00%				$89,350,043

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $98,718,391 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,068,089
Gross unrealized losses	(390,611)

Net unrealized gains	$677,478

Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$26,645,565	$0	$26,645,565
Asset-backed securities	0	13,867,511	0	13,867,511
Corporate bonds and notes	0	15,225,003	0	15,225,003
Municipal obligations	0	903,828	0	903,828
Non-agency mortgage backed securities	0	4,628,472	0	4,628,472
U.S. Treasury securities	30,242,262	0	0	30,242,262
Yankee corporate bonds and notes	0	4,281,962	0	4,281,962
Yankee government bonds	0	1,178,155	0	1,178,155
Short-term investments
Investment companies	2,423,111	0	0	2,423,111

Total assets	$32,665,373	$66,730,496	$0	$99,395,869

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: November 21, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: November 21, 2014